UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                  ------------

                             TEMPLETON INCOME TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                          -----------------
Date of fiscal year end: 8/31
                        ------

Date of reporting period:  2/28/09
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.

FEBRUARY 28, 2009

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

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                                    (GRAPHIC)

                                                                    FIXED INCOME

                           TEMPLETON GLOBAL BOND FUND

                     (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                         Franklin Templeton Investments

                          GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Templeton Global Bond Fund ................................................    3
Performance Summary .......................................................    9
Your Fund's Expenses ......................................................   12
Financial Highlights and Statement of Investments .........................   14
Financial Statements ......................................................   25
Notes to Financial Statements .............................................   29
Shareholder Information ...................................................   48

Shareholder Letter

Dear Shareholder:

During the six months ended February 28, 2009, world economies entered into a significant slowdown spawned by the U.S. housing and credit market crises. Despite coordinated efforts by many governments to address these problems, the severe economic conditions and high degree of uncertainty fueled market volatility. Although this difficult environment is bound to provoke great concern, we believe it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we believe recent conditions can offer opportunities among the countries and asset classes where we invest. Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for future market stabilization and recovery.

Templeton Global Bond Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, the portfolio manager discusses investment decisions and Fund performance for the period. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/S/ Christopher J. Molumphy

Christopher J. Molumphy, CFA
President and Chief Executive Officer - Investment Management
Templeton Income Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Templeton Global Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/28/09

                                  (PIE CHART)

Government Bonds ............................   73.8%
Municipal Bonds .............................    6.0%
Short-Term Investments & Other Net Assets ...   20.2%

This semiannual report for Templeton Global Bond Fund covers the period ended February 28, 2009.

PERFORMANCE OVERVIEW

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

For the six months under review, Templeton Global Bond Fund - Class A had a -2.78% cumulative total return. The Fund underperformed its benchmark, the Citigroup World Government Bond Index (WGBI), which had cumulative total returns of +4.85% in local currency terms and -0.19% in U.S. dollar

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                             Semiannual Report | 3
terms for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

The period under review encompassed one of the most challenging periods in decades for the global economy and financial markets. The series of economic and financial shocks culminated in a systemic failure of U.S. financial institutions and led to an intensified worldwide financial crisis. Rising uncertainty and risk aversion negatively impacted global capital flows with severe effects for global demand and trade and contributed to a series of bank bailouts in the U.S. and Europe. Global central banks reacted with aggressive interest rate reductions, and in some cases, moved toward unconventional monetary easing measures to increase liquidity by expanding central bank balance sheets.

The commodity price-driven inflation shock from early 2008 unwound as global economic growth and asset prices deteriorated sharply. Lower inflation provided central banks worldwide with significant scope for reducing interest rates. During the period, the U.S. Federal Reserve Board (Fed) cut the federal funds target rate 175 basis points (bps; 100 bps equal one percentage point) to 0.25% and initiated an asset purchase program. While U.S. economic growth slowed in the fourth quarter of 2008 at a -0.8% rate year-over-year, job shedding and business spending retrenchment further weakened economic activity into 2009. The unemployment rate rose from 6.2% to 8.1% over the six-month period.(2) Eurozone economic activity weakened even more abruptly than in the U.S., contracting 1.2% year-over-year in the fourth quarter of 2008, as deleveraging's impact on investment activity contributed to a deepening recession.(3) The European Central Bank cut interest rates 225 bps to 2.00% in the six-month period and significantly stepped up liquidity operations to aid the banking sector. In Asia, the Bank of Japan cut interest rates 40 bps to 0.10%, and the central bank of China cut 216 bps to 5.31%. Although Asia's economic growth slowed during the period, hampered by declining global trade, it was notably less severe than in the U.S. or Europe. For instance, China registered 6.8% economic growth year-over-year in fourth quarter 2008.(4) The world's largest economies also complemented central bank measures with large fiscal stimulus packages to address the crisis.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 23 developed countries globally. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Eurostat.

(4.) Source: National Bureau of Statistics (China).


                             4 | Semiannual Report

In particular, China proposed fiscal measures for the next two years worth about 12% of 2009 gross domestic product to cushion the declines in investment activity and labor demand.(5)

INVESTMENT STRATEGY

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks.

MANAGER'S DISCUSSION

The Fund's total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

INTEREST RATE STRATEGY

The global backdrop of weak economic growth, disinflation and monetary easing was positive for developed global bond markets. However, increased risk aversion accompanied this environment, negatively impacting government bond yields in some non-developed markets. The Fund's performance during the six-month period reflected this divergence in the government bond market as our overall interest rate strategy contributed to the Fund's return but detracted from performance relative to the Citigroup WGBI. Although the Fund held exposure to eurozone government bonds, its underweighted position hampered performance relative to the benchmark index as German long-term bond yields fell during the period. Additionally, our lack of exposure to U.S. government bonds hurt the Fund as their long-term yields also fell. We continued to find other global bond markets more attractive than the U.S. given our assessment of prospects for economic recoupling of these economies to translate into increased monetary easing. We began to see examples of this in Chile and South Korea during the period under review. While the U.S. cut interest rates 175 bps during the period, effectively reaching the limits of using interest rates as a monetary tool, Chile cut 300 bps to 4.75% and South Korea 325 bps to 2.00%. Other countries such as Mexico and Indonesia each cut 75 bps to 7.50% and 8.25%. Although our Chilean and South Korean interest rate exposures benefited relative Fund performance, our exposures to Mexico and Indonesia detracted. We used this period of heightened volatility and forced selling to add to positions where we believed yields were dislocated from fundamentals. Despite the weak global growth environment and significant financial sector deleveraging that reduced

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/09

                              (PERFORMANCE GRAPH)

Asia Pacific            30.5%
Americas                29.5%
Other Europe            13.3%
EMU*                     7.8%
Middle East & Africa     4.1%
Supranationals**         3.5%
Other Net Assets        11.3%

*    The Fund's EMU investments were in Austria, France, Germany and the
     Netherlands.

** The Fund's supranational investments were denominated in the Mexican peso, New Zealand dollar, Norwegian krone, Polish zloty and Swedish krona.

(5.) Source: International Monetary Fund.


                             Semiannual Report | 5

WHAT IS A CURRENT ACCOUNT?

A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.

WHAT IS BALANCE OF PAYMENTS?

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

inflation risk over the near term, we remained cautious toward the U.S. government bond market. We considered it a less attractive interest rate opportunity, and we remained concerned about the magnitude of fiscal easing, monetary measures and unwinding of global imbalances that could potentially reduce foreign participation in the U.S. market over the medium term.

CURRENCY STRATEGY

Heightened uncertainty during the reporting period benefited the U.S. dollar, which appreciated 13.15% against its major trading partners.(6) We viewed the U.S. dollar's recent strength as largely due to the global deleveraging process, which increased demand for the dollar, rather than fundamental U.S. economic strength. Although the Fund benefited from its slightly overweighted U.S. dollar position relative to the benchmark index, we actively managed the position and scaled down exposure to increase room for currencies that weakened sharply and, in our assessment, overshot fundamental value. We believed recent developments were not conducive to the U.S. dollar's longer-term strength given the Fed's aggressive money supply expansion, the largest planned fiscal deficits since World War II, the trend toward nationalizing many U.S. financial institutions, and foreigners' decreased interest in holding as many U.S. assets as they had in the past. Although recent fiscal and monetary actions prevented a collapse of the U.S. banking system and are crucial policy steps in dealing with the crisis, we believed they could have longer-term consequences such as higher taxes, lower growth, potential longer-term inflationary risks and a weaker U.S. dollar.

Although a recessionary environment and financial distress were broadly felt across most countries, we sought to position the Fund for relative instead of absolute conditions as drivers of currency valuations. As a result, we positioned for Asian currencies' appreciation against those of highly leveraged developed countries that may have benefited from increased risk aversion but whose fundamentals were weak, specifically the U.S. dollar and the euro. Asian economic growth slowed, but less so than in the U.S. or Europe. We also believed that Asia's more limited financial and economic vulnerabilities could support currency performance over the medium term. The region has demonstrated its ability to generate positive current account surpluses despite declining exports. Additionally, Asian corporate and banking systems were less leveraged going into this crisis, partly a legacy of the late 1990s' financial crisis. Our strategy benefited performance relative to the Citigroup WGBI. For example, the Chinese yuan rose 15.84% against the euro and the Malaysian ringgit 6.10%.(7) In addition to relative fundamentals, we held

(6.) Source: Federal Reserve H10 report.

(7.) Source: Exshare (via Compustat via Factset).


                             6 | Semiannual Report
significant exposure to the Japanese yen, which benefited from deleveraging and helped offset volatility realized in other parts of the portfolio. During the six-month period, the Japanese yen rose 28.57% against the euro and 10.92% against the U.S. dollar.(7)

The deepening European recession was complicated by the scale of leverage in the banking and corporate sectors. Additionally, the European Monetary Union's constraints limited policy response. Overall, the Fund benefited from its net negative position in the euro, which declined 13.73% against the U.S. dollar.7 Exposure to other European currencies detracted, however, due to increased concerns of a hard landing in eastern Europe given the region's dependence on capital flows amid deleveraging. There was insufficient differentiation among currencies during the period given vast fundamental differences among countries across the region. Against the euro, the Polish zloty fell 28.70% and the Swedish krona fell 17.24%.(7)

Other currencies that hampered Fund performance included the Brazilian real and the Indonesian rupiah, which fell 31.25% and 23.62% against the U.S. dollar.(7) Our currency hedging strategies on underlying bond positions helped protect the Fund from downside risk to some degree. For example, the Fund largely avoided the negative impact of the Mexican peso's 31.79% and South Korean won's 28.99% depreciation against the U.S. dollar over the period.(7) We began to unwind these currency hedges later in the reporting period after significant weakening in the exchange rates, although we were exposed to some currency weakness in the process.

GLOBAL SOVEREIGN DEBT AND CREDIT STRATEGY

In the credit sector, the Fund invested in emerging market sovereign debt and U.S. municipal debt. These investments typically compensate for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury yields.

U.S. dollar-denominated emerging market debt had a six-month return of -12.75% as measured by the J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG).8 Sovereign interest rate spreads rose from 323 bps at the beginning of the reporting period to 672 bps by period-end, as emerging market credit yields climbed sharply while the U.S. Treasury yield curve shifted downward due to Fed rate cuts.8 The Fund held limited exposure to sovereign credit risk at the beginning of the reporting period and used market volatility to build positions in high-quality, emerging market sovereign credit where we

CURRENCY BREAKDOWN
2/28/09

                                                % OF TOTAL
                                                NET ASSETS
                                                ----------
ASIA PACIFIC                                       55.0%
Japanese Yen                                       17.0%
Malaysian Ringgit                                  13.8%
Chinese Yuan                                       11.4%
South Korean Won                                   10.8%
Indonesian Rupiah                                   9.2%
Vietnamese Dong                                     1.3%
Kazakhstani Tenge                                   1.2%
Australian Dollar                                   1.2%
Indian Rupee                                        0.7%
New Zealand Dollar*                                -0.4%
Singaporean Dollar*                               -11.2%
AMERICAS                                           42.8%
U.S. Dollar                                        24.1%
Mexican Peso                                        9.4%
Chilean Peso                                        4.0%
Brazilian Real                                      3.2%
Peruvian Nuevo Sol                                  2.1%
MIDDLE EAST & AFRICA                                4.2%
Egyptian Pound                                      4.2%
EUROPE*                                            -2.0%
Swedish Krona                                       5.8%
Russian Ruble                                       5.2%
Swiss Franc                                         4.5%
Polish Zloty                                        3.1%
Norwegian Krone                                     0.5%
British Pound Sterling                              0.1%
Euro*                                             -21.2%

* Holding is a negative percentage because of the Fund's holdings of forward currency exchange contracts.

(8.) Source: (C) 2009 Morningstar. The JPM EMBIG tracks total returns for U.S.
     dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.


                             Semiannual Report | 7
believed default risk offered value because of increased uncertainty and forced selling during this global deleveraging period. Several positions detracted from relative performance as sovereign spreads continued to widen as we built positions.

The financial market turbulence also negatively impacted U.S. municipal bond yields during the period. Municipal bonds historically traded at yields near or at a premium to U.S. government bond yields given the asset class's tax advantage. By period-end, the Barclays Capital (BC) Municipal Bond Index yielded 125 bps over U.S. 10-year Treasury bond yields.(9) Spread widening in the period reflected increased investor concern over municipal governments' access to financing. We sought to take advantage of the dislocation in municipal bond valuations relative to fundamentals, particularly given prospects for higher taxes. Fund exposure to this sector negatively impacted performance relative to the benchmark index for the period.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

(PHOTO OF MICHAEL HASENSTAB)


/s/ Michael Hasenstab
Michael Hasenstab, Ph.D.
Portfolio Manager
Templeton Global Bond Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(9.) Source: (C) 2009 Morningstar. The BC Municipal Bond Index is a market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity, and rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P or Fitch.


                             8 | Semiannual Report

Performance Summary as of 2/28/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TPINX)                    CHANGE   2/28/09   8/31/08
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$0.95    $10.47    $11.42
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.6462

CLASS C (SYMBOL: TEGBX)                    CHANGE   2/28/09   8/31/08
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$0.94    $10.49    $11.43
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.6240

CLASS R (SYMBOL: N/A)                      CHANGE   2/28/09    2/2/09
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$0.67    $10.47    $11.14
DISTRIBUTIONS (2/2/09-2/28/09)
Dividend Income                  $0.0467

ADVISOR CLASS (SYMBOL: TGBAX)              CHANGE   2/28/09   8/31/08
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$0.94    $10.45    $11.39
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.6601


                             Semiannual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL AND AGGREGATE TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR         10-YEAR
-------------------------------------   -------           ------   -------        --------
Cumulative Total Return(1)               -2.78%            -5.64%   +38.27%        +116.06%
Average Annual Total Return(2)           -6.94%            -9.63%    +5.76%          +7.54%
Value of $10,000 Investment(3)          $9,306            $9,037   $13,234        $ 20,687
Avg. Ann. Total Return (3/31/09)(4)                        -4.62%    +6.93%          +8.13%
   Total Annual Operating Expenses(5)             0.92%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR         10-YEAR
-------------------------------------   -------           ------   -------        --------
Cumulative Total Return(1)               -2.97%            -6.01%   +35.63%        +107.70%
Average Annual Total Return(2)           -3.89%            -6.88%    +6.28%          +7.58%
Value of $10,000 Investment(3)          $9,611            $9,312   $13,563        $ 20,770
Avg. Ann. Total Return (3/31/09)(4)                        -1.58%    +7.46%          +8.17%
   Total Annual Operating Expenses(5)             1.32%

CLASS R(6)                                                                   INCEPTION (2/2/09)
-------------------------------------                                        ------------------
Cumulative Total Return(1)                                                          -5.61%
Aggregate Total Return(6)                                                           -5.61%
Value of $10,000 Investment(3)                                                     $9,439
Aggregate Total Return (3/31/09)(4)                                                 +1.51%
   Total Annual Operating Expenses(5)             1.17%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR         10-YEAR
-------------------------------------   -------           ------   -------        --------
Cumulative Total Return(1)               -2.66%            -5.33%   +40.11%        +121.37%
Average Annual Total Return(2)           -2.66%            -5.33%    +6.98%          +8.27%
Value of $10,000 Investment(3)          $9,734            $9,467   $14,011        $ 22,137
Avg. Ann. Total Return (3/31/09)(4)                        -0.10%    +8.14%          +8.85%
   Total Annual Operating Expenses(5)             0.67%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                             10 | Semiannual Report

ENDNOTES

CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF THE FUND'S PORTFOLIO AND ITS SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S USE OF DERIVATIVES AND FOREIGN CURRENCY TECHNIQUES INVOLVES SPECIAL RISKS AS SUCH TECHNIQUES MAY NOT ACHIEVE THE ANTICIPATED BENEFITS AND/OR MAY RESULT IN LOSSES TO THE FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(6.) Aggregate total return represents the change in value of an investment over the periods indicated. Since Class R shares have existed for less than one year, average annual total returns are not available.


                             Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                             BEGINNING                      EXPENSES PAID
                                              ACCOUNT     ENDING ACCOUNT   DURING PERIOD*
                                           VALUE 9/1/08    VALUE 2/28/09   9/1/08-2/28/09
                                           ------------   --------------   --------------
CLASS A
Actual                                        $1,000         $  972.20          $4.40
Hypothetical (5% return before expenses)      $1,000         $1,020.33          $4.51
CLASS C
Actual                                        $1,000         $  970.30          $6.30
Hypothetical (5% return before expenses)      $1,000         $1,018.40          $6.46
CLASS R
Actual (2/2/09-2/28/09)                       $1,000         $  943.90          $0.83
Hypothetical (5% return before expenses)      $1,000         $1,019.09          $5.76
ADVISOR CLASS
Actual                                        $1,000         $  973.40          $3.18
Hypothetical (5% return before expenses)      $1,000         $1,021.57          $3.26

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.90%; C: 1.29%; R: 1.15%; and Advisor:
     0.65%), multiplied by the average account value over the period, multiplied by 181/365 (Hypothetical for all share classes; Actual for Classes A, C and Advisor) to reflect the one-half year period. For Actual Class R expenses, the multiplier is 27/365 to reflect the number of days since inception.


                             Semiannual Report | 13

Templeton Income Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL BOND FUND

                                            SIX MONTHS
                                          ENDED FEBRUARY                        YEAR ENDED AUGUST 31,
                                             28, 2009      --------------------------------------------------------------------
CLASS A                                     (UNAUDITED)       2008           2007           2006           2005          2004
-------                                   --------------   ----------     ----------     ----------     ----------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period        $    11.42     $    11.15     $    10.78     $    10.47     $    10.00     $   9.39
Income from investment operations(a):
   Net investment income(b)                       0.26           0.50           0.46           0.38           0.36         0.38
   Net realized and unrealized gains
      (losses)                                   (0.56)          0.57           0.55           0.43           0.62         0.85
                                            ----------     ----------     ----------     ----------     ----------     --------
Total from investment operations                 (0.30)          1.07           1.01           0.81           0.98         1.23
Less distributions from:
   Net investment income and net
      foreign currency gains                     (0.65)         (0.79)         (0.63)         (0.50)         (0.51)       (0.62)
   Net realized gains                               --          (0.01)         (0.01)            --             --           --
                                            ----------     ----------     ----------     ----------     ----------     --------
Total distributions                              (0.65)         (0.80)         (0.64)         (0.50)         (0.51)       (0.62)
                                            ----------     ----------     ----------     ----------     ----------     --------
Redemption fees(c)                                  --             --(d)          --(d)          --(d)          --(d)        --(d)
                                            ----------     ----------     ----------     ----------     ----------     --------
Net asset value, end of period              $    10.47     $    11.42     $    11.15     $    10.78     $    10.47     $  10.00
                                            ==========     ==========     ==========     ==========     ==========     ========
Total return(e)                                  (2.78)%         9.62%          9.57%          7.95%          9.86%       13.24%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g)                                       0.90%          0.92%          0.99%          1.03%          1.05%        1.13%
Net investment income                             4.68%          4.28%          4.17%          3.59%          3.41%        3.80%
SUPPLEMENTAL DATA
Net assets, end of period (000's)           $5,954,953     $6,695,310     $3,853,706     $1,858,368     $1,279,144     $575,480
Portfolio turnover rate                          63.96%         29.74%         44.33%         39.14%         27.92%       31.48%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                                   SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2009   ----------------------------------------------------------
CLASS C                                              (UNAUDITED)         2008         2007        2006        2005        2004
-------                                           -----------------   ----------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........      $    11.43       $    11.17    $  10.79    $  10.48    $  10.01    $   9.40
                                                     ----------       ----------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) ...................            0.24             0.45        0.42        0.34        0.32        0.34
   Net realized and unrealized gains (losses)..           (0.56)            0.56        0.56        0.43        0.62        0.85
                                                     ----------       ----------    --------    --------    --------    --------
Total from investment operations ..............           (0.32)            1.01        0.98        0.77        0.94        1.19
                                                     ----------       ----------    --------    --------    --------    --------
Less distributions from:
   Net investment income and net foreign
      currency gains ..........................           (0.62)           (0.74)      (0.59)      (0.46)      (0.47)      (0.58)
   Net realized gains .........................              --            (0.01)      (0.01)         --          --          --
                                                     ----------       ----------    --------    --------    --------    --------
Total distributions ...........................           (0.62)           (0.75)      (0.60)      (0.46)      (0.47)      (0.58)
                                                     ----------       ----------    --------    --------    --------    --------
Redemption fees(c) ............................              --               --(d)       --(d)       --(d)       --(d)       --(d)
                                                     ----------       ----------    --------    --------    --------    --------
Net asset value, end of period ................      $    10.49       $    11.43    $  11.17    $  10.79    $  10.48    $  10.01
                                                     ----------       ----------    --------    --------    --------    --------
Total return(e) ...............................           (2.97)%           9.17%       9.22%       7.52%       9.42%      12.66%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...................................            1.29%            1.32%       1.39%       1.42%       1.45%       1.53%
Net investment income .........................            4.29%            3.88%       3.77%       3.20%       3.01%       3.40%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $1,876,429       $1,979,992    $993,769    $467,302    $351,391    $141,485
Portfolio turnover rate .......................           63.96%           29.74%      44.33%      39.14%      27.92%      31.48%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                                    SIX MONTHS ENDED
                                                  FEBRUARY 28, 2009(A)
CLASS R                                                (UNAUDITED)
-------                                           --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $11.14
                                                        ------
Income from investment operations(b):
   Net investment income(c) ...................           0.05
   Net realized and unrealized gains (losses)..          (0.67)
                                                        ------
Total from investment operations ..............          (0.62)
                                                        ------
Less distributions from net investment income..          (0.05)
                                                        ------
Net asset value, end of period ................         $10.47
                                                        ======
Total return(d) ...............................          (5.61)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses(f) ...................................           1.15%
Net investment income .........................           4.43%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............         $  164
Portfolio turnover rate .......................          63.96%

(a)  For the period February 2, 2009 (effective date) to February 28, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                                 SIX MONTHS ENDED
                                                   FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                                        2009       ------------------------------------------------------------
ADVISOR CLASS                                       (UNAUDITED)       2008          2007         2006        2005        2004
-------------                                    ----------------  ----------    ----------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $    11.39     $    11.13    $    10.75    $  10.45    $   9.98    $   9.38
                                                    ----------     ----------    ----------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) ...................           0.27           0.53          0.49        0.41        0.39        0.40
   Net realized and unrealized gains (losses)..          (0.55)          0.55          0.56        0.42        0.62        0.84
                                                    ----------     ----------    ----------    --------    --------    --------
Total from investment operations ..............          (0.28)          1.08          1.05        0.83        1.01        1.24
                                                    ----------     ----------    ----------    --------    --------    --------
Less distributions from:
   Net investment income and net foreign
      currency gains ..........................          (0.66)         (0.81)        (0.66)      (0.53)      (0.54)      (0.64)
   Net realized gains .........................             --          (0.01)        (0.01)         --          --          --
                                                    ----------     ----------    ----------    --------    --------    --------
Total distributions ...........................          (0.66)         (0.82)        (0.67)      (0.53)      (0.54)      (0.64)
                                                    ----------     ----------    ----------    --------    --------    --------
Redemption fees(c) ............................             --             --(d)         --(d)       --(d)       --(d)       --(d)
                                                    ----------     ----------    ----------    --------    --------    --------
Net asset value, end of period ................     $    10.45     $    11.39    $    11.13    $  10.75    $  10.45    $   9.98
                                                    ==========     ==========    ==========    ========    ========    ========
Total return(e) ...............................          (2.66)%         9.92%         9.97%       8.14%      10.16%      13.43%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...................................           0.65%          0.67%         0.74%       0.78%       0.80%       0.88%
Net investment income .........................           4.93%          4.53%         4.42%       3.84%       3.66%       4.05%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $2,586,209     $2,394,380    $1,156,962    $444,064    $268,413    $117,398
Portfolio turnover rate .......................          63.96%         29.74%        44.33%      39.14%      27.92%      31.48%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

Templeton Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       BONDS 73.8%
       ARGENTINA 2.4%
(b, c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ..............         933,905,000          $    252,510,552
                                                                                                              ----------------
       AUSTRALIA 4.0%
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 .............         312,478,000    AUD        200,377,738
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 ...................................................          96,006,000    AUD         64,440,156
          17, 6.00%, 9/14/17 ...................................................          66,390,000    AUD         43,789,742
(d)       144A, 7.125%, 9/18/17 ................................................         193,260,000    NZD        111,706,738
                                                                                                              ----------------
                                                                                                                   420,314,374
                                                                                                              ----------------
       AUSTRIA 0.1%
       Government of Austria, 4.00%, 7/15/09 ...................................           4,400,000    EUR          5,622,746
                                                                                                              ----------------
       BRAZIL 3.3%
       Nota Do Tesouro Nacional,
          10.082%, 1/01/12 .....................................................             193,210(e) BRL         77,770,392
          10.082%, 1/01/14 .....................................................              78,500(e) BRL         29,929,121
          10.082%, 1/01/17 .....................................................             349,070(e) BRL        126,439,298
(f)       Index Linked, 6.00%, 5/15/15 .........................................              25,800(e) BRL         18,342,587
(f)       Index Linked, 6.00%, 5/15/45 .........................................             131,725(e) BRL         87,470,546
                                                                                                              ----------------
                                                                                                                   339,951,944
                                                                                                              ----------------
       CANADA 0.2%
       Province of Manitoba, 6.375%, 9/01/15 ...................................          25,200,000    NZD         13,365,491
       Province of Ontario, 6.25%, 6/16/15 .....................................          10,115,000    NZD          5,278,579
                                                                                                              ----------------
                                                                                                                    18,644,070
                                                                                                              ----------------
       FRANCE 4.1%
       Government of France, 4.00%, 4/25/18 ....................................         326,000,000    EUR        425,834,102
                                                                                                              ----------------
       GERMANY 1.1%
       KfW Bankengruppe, senior note, 18.50%, 2/11/10 ..........................         629,500,000    EGP        113,088,369
                                                                                                              ----------------
       HUNGARY 1.9%
       Government of Hungary,
          3.50%, 7/18/16 .......................................................           7,970,000    EUR          7,760,077
          4.375%, 7/04/17 ......................................................          36,165,000    EUR         36,610,918
          5.75%, 6/11/18 .......................................................         116,780,000    EUR        129,601,857
          senior note, 3.875%, 2/24/20 .........................................          28,495,000    EUR         25,987,156
                                                                                                              ----------------
                                                                                                                   199,960,008
                                                                                                              ----------------
       INDONESIA 9.1%
       Government of Indonesia,
          10.00%, 10/15/11 .....................................................      12,660,000,000    IDR            998,640
          11.00%, 12/15/12 .....................................................       8,700,000,000    IDR            689,900
          11.00%, 10/15/14 .....................................................     145,580,000,000    IDR         11,088,625
          9.50%, 6/15/15 .......................................................      55,210,000,000    IDR          3,848,109
          10.75%, 5/15/16 ......................................................     185,655,000,000    IDR         13,521,198
          10.00%, 7/15/17 ......................................................     104,700,000,000    IDR          7,122,751


                             18 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       BONDS (CONTINUED)
       INDONESIA (CONTINUED)
       Government of Indonesia, (continued)
          15.00%, 7/15/18 ......................................................       1,150,000,000    IDR   $        101,753
          9.75%, 5/15/37 .......................................................      84,550,000,000    IDR          4,763,877
          FR10, 13.15%, 3/15/10 ................................................      33,650,000,000    IDR          2,850,979
          FR13, 15.425%, 9/15/10 ...............................................      23,800,000,000    IDR          2,090,944
          FR17, 13.15%, 1/15/12 ................................................      10,900,000,000    IDR            918,949
          FR19, 14.25%, 6/15/13 ................................................     194,977,000,000    IDR         17,048,282
          FR20, 14.275%, 12/15/13 ..............................................     301,008,000,000    IDR         26,444,998
          FR31, 11.00%, 11/15/20 ...............................................     657,707,000,000    IDR         45,018,334
          FR34, 12.80%, 6/15/21 ................................................   1,148,413,000,000    IDR         87,952,358
          FR35, 12.90%, 6/15/22 ................................................     681,272,000,000    IDR         52,318,079
          FR36, 11.50%, 9/15/19 ................................................     133,190,000,000    IDR          9,561,217
          FR37, 12.00%, 9/15/26 ................................................      66,550,000,000    IDR          4,694,051
          FR39, 11.75%, 8/15/23 ................................................     163,865,000,000    IDR         11,523,888
          FR40, 11.00%, 9/15/25 ................................................     715,794,000,000    IDR         46,903,046
          FR42, 10.25%, 7/15/27 ................................................     814,390,000,000    IDR         49,624,773
          FR43, 10.25%, 7/15/22 ................................................     227,455,000,000    IDR         14,467,503
          FR44, 10.00%, 9/15/24 ................................................         584,000,000    IDR             35,586
          FR46, 9.50%, 7/15/23 .................................................   2,563,120,000,000    IDR        151,369,665
          FR47, 10.00%, 2/15/28 ................................................     942,467,000,000    IDR         55,855,684
          FR48, 9.00%, 9/15/18 .................................................     341,640,000,000    IDR         21,316,867
          FR49, 9.00%, 9/15/13 .................................................     564,780,000,000    IDR         41,109,207
(d)       senior bond, 144A, 6.875%, 1/17/18 ...................................          24,160,000                18,844,800
(d)       senior bond, 144A, 8.50%, 10/12/35 ...................................          27,683,000                21,454,325
(d)       senior bond, 144A, 6.625%, 2/17/37 ...................................          19,820,000                12,716,988
(d)       senior bond, 144A, 7.75%, 1/17/38 ....................................          65,910,000                46,513,629
(g)       senior bond, Reg S, 6.875%, 1/17/18 ..................................          21,825,000                17,023,500
(g)       senior bond, Reg S, 8.50%, 10/12/35 ..................................          53,765,000                41,667,875
(g)       senior bond, Reg S, 6.625%, 2/17/37 ..................................             100,000                    64,162
(g)       senior bond, Reg S, 7.75%, 1/17/38 ...................................          67,836,000                47,872,834
(d, h)    senior note, 144A, 11.625%, 3/04/19 ..................................          53,890,000                53,499,836
                                                                                                              ----------------
                                                                                                                   942,897,212
                                                                                                              ----------------
       IRAQ 0.2%
       Government of Iraq,
(d)       144A,  5.80%, 1/15/28 ................................................          15,165,000                 7,127,550
(g)       Reg S, 5.80%, 1/15/28 ................................................          36,250,000                17,037,500
                                                                                                              ----------------
                                                                                                                    24,165,050
                                                                                                              ----------------
       MALAYSIA 3.6%
       Government of Malaysia,
          7.00%, 3/15/09 .......................................................         222,519,000    MYR         60,123,853
          6.844%, 10/01/09 .....................................................          16,300,000    MYR          4,518,294
          3.869%, 4/13/10 ......................................................         130,200,000    MYR         35,812,094
          3.718%, 6/15/12 ......................................................         210,000,000    MYR         58,022,023
          3.702%, 2/25/13 ......................................................          62,130,000    MYR         16,915,908
          3.70%, 5/15/13 .......................................................          23,710,000    MYR          6,442,773


                             Semiannual Report | 19

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       BONDS (CONTINUED)
       MALAYSIA (CONTINUED)
       Government of Malaysia,
          3.461%, 7/31/13 ......................................................         407,767,000    MYR   $    109,661,442
          3.814%, 2/15/17 ......................................................         300,040,000    MYR         78,823,199
                                                                                                              ----------------
                                                                                                                   370,319,586
                                                                                                              ----------------
       MEXICO 9.6%
       Government of Mexico,
          8.00%, 12/07/23 ......................................................          30,785,000(i) MXN        190,423,389
          10.00%, 12/05/24 .....................................................          12,883,000(i) MXN         92,945,102
          10.00%, 11/20/36 .....................................................          39,583,000(i) MXN        277,965,192
          M 20, 7.50%, 6/03/27 .................................................          54,181,000(i) MXN        314,166,212
          senior bond, 5.95%, 3/19/19 ..........................................         130,400,000               126,194,600
                                                                                                              ----------------
                                                                                                                 1,001,694,495
                                                                                                              ----------------
       NETHERLANDS 2.5%
       Government of the Netherlands, 4.00%, 7/15/18 ...........................         205,000,000    EUR        263,974,158
                                                                                                              ----------------
       NEW ZEALAND 0.1%
       Government of New Zealand,
          7.00%, 7/15/09 .......................................................           6,888,000    NZD          3,501,369
          6.00%, 11/15/11 ......................................................          10,837,000    NZD          5,777,362
          6.50%, 4/15/13 .......................................................           6,650,000    NZD          3,661,048
                                                                                                              ----------------
                                                                                                                    12,939,779
                                                                                                              ----------------
       PERU 0.6%
       Government of Peru,
          7.84%, 8/12/20 .......................................................          74,675,000    PEN         23,809,631
          Series 7, 8.60%, 8/12/17 .............................................         110,435,000    PEN         37,219,602
                                                                                                              ----------------
                                                                                                                    61,029,233
                                                                                                              ----------------
       PHILIPPINES 0.2%
(g)    Government of the Philippines, Reg S, 9.125%, 2/22/10 ...................          15,795,000    EUR         20,531,104
                                                                                                              ----------------
       POLAND 1.8%
       Government of Poland,
          6.00%, 5/24/09 .......................................................         229,820,000    PLN         62,958,016
          5.75%, 9/23/22 .......................................................         495,970,000    PLN        129,774,162
                                                                                                              ----------------
                                                                                                                   192,732,178
                                                                                                              ----------------
       RUSSIA 5.6%
       Government of Russia,
(d)       144A, 7.50%, 3/31/30 .................................................         659,986,880               582,438,422
(g)       senior bond, Reg S, 7.50%, 3/31/30 ...................................           4,067,000                 3,589,127
                                                                                                              ----------------
                                                                                                                   586,027,549
                                                                                                              ----------------


                             20 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       BONDS (CONTINUED)
       SOUTH AFRICA 0.8%
       Government of South Africa,
          5.25%, 5/16/13 .......................................................          31,958,000    EUR   $     38,454,105
          4.50%, 4/05/16 .......................................................          16,945,000    EUR         17,688,256
          senior note, 6.50%, 6/02/14 ..........................................           7,290,000                 7,246,843
          senior note, 5.875%, 5/30/22 .........................................          23,155,000                20,144,850
                                                                                                              ----------------
                                                                                                                    83,534,054
                                                                                                              ----------------
       SOUTH KOREA 13.2%
       The Export-Import Bank of Korea,
          5.125%, 3/16/15 ......................................................           6,330,000                 5,283,651
          4.625%, 2/20/17 ......................................................           3,940,000    EUR          3,688,557
(g)       Reg S, 5.25%, 2/10/14 ................................................           6,200,000                 5,510,572
          senior note, 8.125%, 1/21/14 .........................................          24,965,000                25,595,741
       Government of Korea, senior bond, 5.625%, 11/03/25 ......................          13,150,000                10,832,457
       Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12 .................................................      44,400,000,000    KRW         29,674,403
          08-1, 5.28%, 2/15/13 .................................................       5,957,000,000    KRW          3,931,838
       Korea Development Bank,
          5.30%, 1/17/13 .......................................................          16,950,000                15,599,034
          senior note, 8.00%, 1/23/14 ..........................................          64,380,000                65,161,573
       Korea Treasury Bond,
          0475-1112, 4.75%, 12/10/11 ...........................................     576,750,000,000    KRW        385,201,059
          0475-1203, 4.75%, 3/10/12 ............................................     171,799,000,000    KRW        113,986,695
          0500-1609, 5.00%, 9/10/16 ............................................     175,000,000,000    KRW        114,402,470
          0525-1509, 5.25%, 9/10/15 ............................................      26,000,000,000    KRW         17,349,166
          0525-2703, 5.25%, 3/10/27 ............................................     208,532,500,000    KRW        134,270,031
          0550-1709, 5.50%, 9/10/17 ............................................     447,812,300,000    KRW        300,216,635
          0575-1012, 5.75%, 12/10/10 ...........................................     147,250,000,000    KRW        100,056,463
          0575-1809, 5.75%, 9/10/18 ............................................      61,860,100,000    KRW         42,422,098
                                                                                                              ----------------
                                                                                                                 1,373,182,443
                                                                                                              ----------------
(j)    SUPRANATIONAL 3.5%
       European Bank for Reconstruction & Development, senior note,
          5.10%, 6/12/09 .......................................................         485,000,000    PLN        133,135,046
       European Investment Bank,
          senior bond, 4.00%, 4/15/09 ..........................................          67,500,000    SEK          7,507,302
          senior note, 4.50%, 5/15/13 ..........................................         340,210,000    NOK         50,752,901
          senior note, 1612/37, 6.50%, 9/10/14 .................................          51,500,000    NZD         28,620,048
       Inter-American Development Bank,
          7.50%, 4/15/15 .......................................................           5,600,000    NZD          3,229,729
          6.00%, 12/15/17 ......................................................          10,200,000    NZD          5,533,219
          senior note, 7.50%, 12/05/24 .........................................       2,473,000,000    MXN        132,526,499
       International Bank for Reconstruction & Development, 7.50%, 7/30/14 .....          14,802,000    NZD          8,525,725
                                                                                                              ----------------
                                                                                                                   369,830,469
                                                                                                              ----------------
       SWEDEN 4.0%
          Government of Sweden, 5.25%, 3/15/11 .................................       3,458,620,000    SEK        415,510,914
                                                                                                              ----------------


                             Semiannual Report | 21

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       BONDS (CONTINUED)
       VENEZUELA 1.9%
       Government of Venezuela,
          10.75%, 9/19/13 ......................................................          75,240,000          $     52,291,800
(g)       senior bond, Reg S, 5.375%, 8/07/10 ..................................         168,805,000               143,906,262
                                                                                                              ----------------
                                                                                                                   196,198,062
                                                                                                              ----------------
       TOTAL BONDS (COST $8,776,717,977) .......................................                                 7,690,492,451
                                                                                                              ----------------
       MUNICIPAL BONDS 6.0%
       UNITED STATES AND U.S. TERRITORIES 6.0%
       Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA
          Insured, 4.45%, 1/01/24 ..............................................           6,765,000                 6,438,318
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
          Refunding, Series F1,
             5.00%, 4/01/39 ....................................................          17,665,000                16,897,279
             5.50%, 4/01/43 ....................................................          24,910,000                25,228,350
       Bexar County Hospital District GO, Certificates of Obligation, 5.00%,
          2/15/32 ..............................................................           7,675,000                 7,371,147
       Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured,
          5.25%, 8/15/47 .......................................................           6,900,000                 6,561,762
       California State GO, Refunding,
          5.125%, 4/01/33 ......................................................          41,950,000                39,489,632
          5.00%, 4/01/38 .......................................................          17,580,000                15,860,852
       Chicago Board of Education GO, Refunding, Series C, Assured Guaranty,
          5.25%, 12/01/26 ......................................................          21,470,000                22,095,206
       Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%,
          1/01/25 ..............................................................          13,885,000                14,141,178
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 ....................          14,180,000                14,379,513
       Energy Northwest Electric Revenue, Columbia Generating Station,
          Refunding, Series A, 5.00%, 7/01/24 ..................................          14,180,000                14,519,611
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
          4.25%, 7/01/14 .......................................................          22,070,000                21,534,582
       Georgia State GO, Series B, 5.00%, 1/01/26 ..............................           3,000,000                 3,171,600
       Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A,
          FSA Insured, 5.00%, 12/01/32 .........................................          17,375,000                16,583,916
       Illinois Municipal Electricity Agency Power Supply Revenue, Series A,
          BHAC Insured, 5.00%, 2/01/35 .........................................          10,260,000                 9,926,755
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State
          Project, Series A, BHAC Insured, 5.25%, 9/01/42 ......................          21,980,000                22,069,459
       Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured,
          5.00%, 6/01/26 .......................................................          11,440,000                11,457,389
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 .....................          15,930,000                16,395,156
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26 ..............................................................           5,300,000                 5,215,200
          7/01/27 ..............................................................           5,650,000                 5,536,718
       Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center,
          Assured Guaranty,
             5.50%, 9/01/23 ....................................................          14,705,000                15,949,631
             6.00%, 9/01/28 ....................................................          18,380,000                19,711,080
       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
          Refunding, Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19 ....          12,600,000                14,236,992


                             22 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       UNITED STATES AND U.S. TERRITORIES (CONTINUED)
       Metropolitan Water District of Southern California Waterworks Revenue,
          Series A, 5.00%, 7/01/37 .............................................           8,085,000          $      8,048,052
       Minneapolis Health Care System Revenue, Fairview Health Services,
          Series B, Assured Guaranty, 6.50%, 11/15/38 ..........................          16,000,000                17,126,400
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20 ..........................          12,600,000                13,582,170
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ...............          11,905,000                13,167,763
       New Jersey State Transportation Trust Fund Authority Revenue,
          Transportation System, Series A, Assured Guaranty, 5.50%, 12/15/38 ...          27,260,000                27,711,153
       New York City GO, Series L, Sub Series L-1, 5.00%, 4/01/26 ..............           6,500,000                 6,332,235
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ................          20,600,000                21,409,374
       Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured,
          5.125%, 8/01/37 ......................................................          60,670,000                59,290,971
       Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 ............           8,135,000                 8,613,013
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32 ..          22,035,000                21,916,231
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27 ..............................................................           6,485,000                 2,259,633
          8/01/30 ..............................................................           6,485,000                 1,810,288
          8/01/32 ..............................................................           8,105,000                 1,949,820
          8/01/33 ..............................................................           4,290,000                   964,220
       Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
          MBIA Insured, 5.50%, 7/01/21 .........................................           7,450,000                 6,996,295
       Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Series A, AMBAC Insured, 5.00%, 11/01/27 .............................          17,135,000                17,428,351
       San Bernardino Community College District GO, Election of 2002, Series A,
          6.375%, 8/01/26 ......................................................           3,675,000                 4,100,051
          6.50%, 8/01/27 .......................................................           5,330,000                 5,957,874
          6.50%, 8/01/28 .......................................................           2,200,000                 2,443,408
          6.25%, 8/01/33 .......................................................           5,515,000                 5,890,461
       San Mateo County Community College District GO, Election of 2001,
          Series C, MBIA Insured, zero cpn.,
             9/01/30 ...........................................................          15,680,000                 4,280,483
             3/01/31 ...........................................................           4,270,000                 1,114,000
       Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34 ..............           8,850,000                 8,699,727
       Tarrant County Cultural Education Facilities Finance Corp. Revenue,
          Christus Health, Refunding, Series A, Assured Guaranty, 6.25%,
          7/01/28 ..............................................................          13,450,000                13,735,543
       Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 ..............           4,000,000                 4,264,600
                                                                                                              ----------------
       TOTAL MUNICIPAL BONDS (COST $613,419,510) ...............................                                   623,863,442
                                                                                                              ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $9,390,137,487) ................................................                                 8,314,355,893
                                                                                                              ----------------


                             Semiannual Report | 23

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                            PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                         ------------------------   ----------------
       SHORT TERM INVESTMENTS 8.9%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.4%
       EGYPT 3.1%
(k)    Egypt Treasury Bills,
          3/03/09 - 9/22/09 ....................................................       1,806,100,000    EGP   $    316,299,194
                                                                                                              ----------------
       MALAYSIA 0.3%
(k)    Malaysia Treasury Bills,
          182, 4/17/09 .........................................................          19,310,000    MYR          5,202,997
          2208, 4/30/09 ........................................................         108,048,000    MYR         29,037,392
                                                                                                              ----------------
                                                                                                                    34,240,389
                                                                                                              ----------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $360,634,236) ......                                   350,539,583
                                                                                                              ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
          (COST $9,750,771,723) ................................................                                 8,664,895,476
                                                                                                              ----------------

                                                                                            SHARES
                                                                                   ------------------------
       MONEY MARKET FUNDS (COST $575,001,423) 5.5%
       UNITED STATES 5.5%
(l)    Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.25% ....         575,001,423               575,001,423
                                                                                                              ----------------
       TOTAL INVESTMENTS (COST $10,325,773,146) 88.7% ..........................                                 9,239,896,899
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 6.5% ..........                                   672,681,056
       OTHER ASSETS, LESS LIABILITIES 4.8% .....................................                                   505,176,343
                                                                                                              ----------------
       NET ASSETS 100.0% .......................................................                               $10,417,754,298
                                                                                                              ----------------

See Abbreviations on page 47.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)  The coupon rate shown represents the rate at period end.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $854,302,288, representing 8.20% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation. See Note 1(g).

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $297,202,936 representing 2.85% of net assets.

(h)  Security purchased on a delayed delivery basis. See Note 1(c).

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             24 | Semiannual Report

Templeton Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (unaudited)

                                                                          TEMPLETON
                                                                         GLOBAL BOND
                                                                             FUND
                                                                       ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..................................   $ 9,750,771,723
      Cost - Sweep Money Fund (Note 7) .............................       575,001,423
                                                                       ---------------
      Total cost of investments ....................................   $10,325,773,146
                                                                       ===============
      Value - Unaffiliated issuers .................................   $ 8,664,895,476
      Value - Sweep Money Fund (Note 7) ............................       575,001,423
                                                                       ---------------
      Total value of investments ...................................     9,239,896,899
   Cash ............................................................        24,048,829
   Cash on deposit from brokers ....................................       138,825,000
   Foreign currency, at value (cost $330,880,945) ..................       332,367,066
   Receivables:
      Capital shares sold ..........................................        57,032,691
      Interest .....................................................       187,712,794
   Unrealized appreciation on forward exchange contracts (Note 8) ..       913,604,501
   Unrealized appreciation on swap contracts (Note 9) ..............       135,934,914
   Other assets ....................................................            24,011
                                                                       ---------------
         Total assets ..............................................    11,029,446,705
                                                                       ---------------
Liabilities:
   Payables:
      Investment securities purchased ..............................       144,332,118
      Capital shares redeemed ......................................        63,309,573
      Affiliates ...................................................         6,466,635
   Payable due to brokers ..........................................       138,825,000
   Unrealized depreciation on forward exchange contracts (Note 8) ..       240,923,445
   Unrealized depreciation on swap contracts (Note 9) ..............        14,827,362
   Accrued expenses and other liabilities ..........................         3,008,274
                                                                       ---------------
         Total liabilities .........................................       611,692,407
                                                                       ---------------
            Net assets, at value ...................................   $10,417,754,298
                                                                       ---------------
Net assets consist of:
   Paid-in capital .................................................   $11,167,794,198
   Distributions in excess of net investment income ................      (194,999,135)
   Net unrealized appreciation (depreciation) ......................      (305,118,128)
   Accumulated net realized gain (loss) ............................      (249,922,637)
                                                                       ---------------
            Net assets, at value ...................................   $ 10,417,754,298
                                                                       ================

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 25

Templeton Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2009 (unaudited)

                                                                                 TEMPLETON
                                                                                GLOBAL BOND
                                                                                   FUND
                                                                              --------------
CLASS A:
   Net assets, at value ...................................................   $5,954,952,545
                                                                              --------------
   Shares outstanding .....................................................      568,674,990
                                                                              --------------
   Net asset value per share(a) ...........................................   $        10.47
                                                                              --------------
   Maximum offering price per share (net asset value per share / 95.75%) ..   $        10.93
                                                                              --------------
CLASS C:
   Net assets, at value ...................................................   $1,876,429,438
                                                                              --------------
   Shares outstanding .....................................................      178,896,639
                                                                              --------------
   Net asset value and maximum offering price per share(a) ................   $        10.49
                                                                              --------------
CLASS R:
   Net assets, at value ...................................................   $      163,541
                                                                              --------------
   Shares outstanding .....................................................           15,621
                                                                              --------------
   Net asset value and maximum offering price per share ...................   $        10.47
                                                                              --------------
ADVISOR CLASS:
   Net assets, at value ...................................................   $2,586,208,774
                                                                              --------------
   Shares outstanding .....................................................      247,570,358
                                                                              --------------
   Net asset value and maximum offering price per share ...................   $        10.45
                                                                              --------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

Templeton Income Trust

STATEMENT OF OPERATIONS
for the six months ended February 28, 2009 (unaudited)

                                                                            TEMPLETON
                                                                           GLOBAL BOND
                                                                               FUND
                                                                         ---------------
Investment income:
   Dividends - Sweep Money Fund (Note 7) .............................   $     2,900,190
   Interest (net of foreign taxes of $8,115,055) .....................       293,923,542
                                                                         ---------------
         Total investment income .....................................       296,823,732
                                                                         ---------------
Expenses:
   Management fees (Note 3a) .........................................        20,423,473
   Administrative fees (Note 3b) .....................................         4,273,758
   Distribution fees: (Note 3c)
      Class A ........................................................         7,773,868
      Class C ........................................................         6,089,762
      Class R ........................................................                36
   Transfer agent fees (Note 3e) .....................................         6,200,225
   Custodian fees (Note 4) ...........................................         2,534,463
   Reports to shareholders ...........................................           385,352
   Registration and filing fees ......................................           586,406
   Professional fees .................................................           125,832
   Trustees' fees and expenses .......................................            57,918
   Other .............................................................           129,941
                                                                         ---------------
         Total expenses ..............................................        48,581,034
         Expense reductions (Note 4) .................................           (15,600)
                                                                         ---------------
            Net expenses .............................................        48,565,434
                                                                         ---------------
               Net investment income .................................       248,258,298
                                                                         ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ....................................................    (1,119,742,674)
      Foreign currency transactions ..................................       870,380,024
      Swap contracts .................................................        (2,301,914)
                                                                         ---------------
               Net realized gain (loss) ..............................      (251,664,564)
                                                                         ---------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ....................................................      (324,431,971)
      Translation of other assets and liabilities denominated in
         foreign currencies ..........................................        (8,260,253)
                                                                         ---------------
               Net change in unrealized appreciation (depreciation) ..      (332,692,224)
                                                                         ---------------
Net realized and unrealized gain (loss) ..............................      (584,356,788)
                                                                         ---------------
Net increase (decrease) in net assets resulting
   from operations ...................................................   $  (336,098,490)
                                                                         ===============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

Templeton Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TEMPLETON GLOBAL BOND FUND
                                                              -----------------------------------
                                                               SIX MONTHS ENDED
                                                              FEBRUARY 28, 2009      YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2008
                                                              ----------------    ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................    $   248,258,298    $   386,809,366
      Net realized gain (loss) from investments, foreign
         currency transactions, and swap contracts ........       (251,664,564)       289,915,297
      Net change in unrealized appreciation (depreciation)
         on investments and translation of assets and
         liabilities denominated in foreign currencies ....       (332,692,224)       (82,331,448)
                                                               ---------------    ---------------
            Net increase (decrease) in net assets resulting
               from operations ............................       (336,098,490)       594,393,215
                                                               ---------------    ---------------
   Distributions to shareholders from:
      Net investment income and net foreign currency gains:
         Class A ..........................................       (353,623,315)      (364,059,413)
         Class C ..........................................       (105,012,501)       (94,083,391)
         Class R ..........................................               (712)                --
         Advisor Class ....................................       (150,296,500)      (124,590,094)
      Net realized gains:
         Class A ..........................................                 --         (4,403,508)
         Class C ..........................................                 --         (1,142,894)
         Class R ..........................................                 --                 --
         Advisor Class ....................................                 --         (1,354,158)
                                                               ---------------    ---------------
   Total distributions to shareholders ....................       (608,933,028)      (589,633,458)
                                                               ---------------    ---------------
   Capital share transactions: (Note 2)
         Class A ..........................................       (191,681,476)     2,828,754,836
         Class C ..........................................         65,438,448        990,675,692
         Class R ..........................................            171,675                 --
         Advisor Class ....................................        419,175,102      1,240,899,625
                                                               ---------------    ---------------
   Total capital share transactions .......................        293,103,749      5,060,330,153
                                                               ---------------    ---------------
   Redemption fees ........................................                 --            155,169
                                                               ---------------    ---------------
            Net increase (decrease) in net assets .........       (651,927,769)     5,065,245,079
Net assets:
   Beginning of period ....................................     11,069,682,067      6,004,436,988
                                                               ---------------    ---------------
   End of period ..........................................    $10,417,754,298    $11,069,682,067
                                                               ===============    ===============
Undistibuted net investment income (distributions in excess
   of net investment income)
   included in net assets:
   End of period ..........................................    $  (194,999,135)   $   165,675,595
                                                               ===============    ===============

   The accompanying notes are an integral part of these financial statements.


                             28 | Semiannual Report

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Effective February 2, 2009, the Fund began offering a new class of shares, Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready


                             Semiannual Report | 29

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                             30 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized appreciation or depreciation on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. INTEREST RATE SWAPS

The Fund may enter into interest rate swap contracts to hedge the risk of changes in interest rates. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The interest receivable or payable is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made are recorded as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. When the swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in the market conditions and the possible inability of the counterparty to fulfill its obligations under the agreement.

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                             Semiannual Report | 31

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME TAXES (CONTINUED)

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of February 28, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                             32 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any Fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                              SIX MONTHS ENDED                   YEAR ENDED
                                             FEBRUARY 28, 2009                 AUGUST 31, 2008
                                      ------------------------------   ------------------------------
                                         SHARES           AMOUNT          SHARES           AMOUNT
                                      ------------   ---------------   ------------   ---------------
CLASS A SHARES:
   Shares sold ....................    130,223,135   $ 1,449,320,024    345,309,955   $ 4,046,431,768
   Shares issued in reinvestment of
      distributions ...............     25,380,186       280,361,860     24,969,124       288,026,397
   Shares redeemed ................   (173,421,952)   (1,921,363,360)  (129,339,299)   (1,505,703,329)
                                      ------------   ---------------   ------------   ---------------
   Net increase (decrease) ........    (17,818,631)  $  (191,681,476)   240,939,780   $ 2,828,754,836
                                      ============   ===============   ============   ===============
CLASS C SHARES:
   Shares sold ....................     33,914,775   $   378,312,439    103,602,012   $ 1,217,267,408
   Shares issued in reinvestment of
      distributions ...............      6,587,118        72,887,120      5,609,588        64,774,543
   Shares redeemed ................    (34,794,198)     (385,761,111)   (25,008,145)     (291,366,259)
                                      ------------   ---------------   ------------   ---------------
   Net increase (decrease) ........      5,707,695   $    65,438,448     84,203,455   $   990,675,692
                                      ============   ===============   ============   ===============
CLASS R SHARES:(a)
   Shares sold ....................         15,557   $       170,984             --                --
   Shares issued in reinvestment of
      distributions ...............             64               691             --                --
                                      ------------   ---------------   ------------   ---------------
   Net increase (decrease) ........         15,621   $       171,675             --                --
                                      ============   ===============   ============   ===============


                             Semiannual Report | 33

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                            SIX MONTHS ENDED                 YEAR ENDED
                                           FEBRUARY 28, 2009               AUGUST 31, 2008
                                      ---------------------------   ----------------------------
                                         SHARES          AMOUNT        SHARES         AMOUNT
                                      -----------   -------------   ------------  --------------
ADVISOR CLASS SHARES:
   Shares sold ....................    80,919,052   $ 898,605,591   125,035,277   $1,459,490,053
   Shares issued in reinvestment of
      distributions ...............     7,694,935      84,743,025     5,786,199       66,586,978
   Shares redeemed ................   (51,276,875)   (564,173,514)  (24,563,156)    (285,177,406)
                                      -----------   -------------   -----------   --------------
   Net increase (decrease) ........    37,337,112   $ 419,175,102   106,258,320   $1,240,899,625
                                      ===========   =============   ===========   ==============

(a)  For the period February 2, 2009 (effective date) to February 28, 2009.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE                       NET ASSETS
-------------------   ---------------------------------------------------
       0.50%          Up to and including $200 million
       0.45%          Over $200 million, up to and including $1.3 billion
       0.40%          In excess of $1.3 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE                       NET ASSETS
-------------------   ---------------------------------------------------
       0.150%         Up to and including $200 million
       0.135%         Over $200 million, up to and including $700 million
       0.100%         Over $700 million, up to and including $1.2 billion
       0.075%         In excess of $1.2 billion


                             34 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..   0.25%
Class C ..   0.65%
Class R ..   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..................   $818,165
Contingent deferred sales charges retained ......   $873,854

E. TRANSFER AGENT FEES

For the period ended February 28, 2009, the Fund paid transfer agent fees of $6,200,225, of which $3,588,076 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             Semiannual Report | 35

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

5. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $10,353,309,359
                                                ===============
Unrealized appreciation .....................   $   405,964,806
Unrealized depreciation .....................    (1,519,377,266)
                                                ---------------
Net unrealized appreciation (depreciation) ..   $(1,113,412,460)
                                                ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, interest rate swaps, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, interest rate swaps, bond discounts and premiums, and inflation related adjustments on foreign securities.

The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2009, aggregated $6,736,432,428 and $5,709,035,498, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                             36 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8.   FORWARD EXCHANGE CONTRACTS

At February 28, 2009, the Fund had the following forward exchange contracts outstanding:

                                                                  SETTLEMENT    UNREALIZED      UNREALIZED
                                             CONTRACT AMOUNT(a)      DATE      APPRECIATION    DEPRECIATION
                                            -------------------   ----------   ------------   -------------
CONTRACTS TO BUY
   91,535,354,800   Vietnamese Dong .....         8,005,772 NZD     3/12/09    $  1,219,763   $          --
   91,535,354,709   Vietnamese Dong .....         8,009,481 NZD     3/16/09       1,215,525              --
      252,496,000   Russian Ruble .......         5,911,871 EUR     3/20/09              --        (534,167)
  306,003,498,000   Vietnamese Dong .....        21,979,410 AUD     3/23/09       3,400,082              --
      194,888,232   Euro ................       377,736,893 SGD     4/14/09       2,923,544              --
       99,153,662   Euro ................       127,499,711         4/14/09              --      (1,942,040)
      166,170,238   Malaysian Ringgit ...        34,096,694 EUR     4/21/09       1,594,480              --
    8,780,525,080   Kazakhstani Tenge ...        70,165,615         4/30/09              --     (17,264,858)
       47,975,788   Peruvian Nuevo Sol ..       194,612,153 MXN     5/07/09       1,996,260              --
       24,699,600   Peruvian Nuevo Sol ..         9,000,000         5/08/09              --      (1,491,914)
       37,655,755   Peruvian Nuevo Sol ..        13,931,097         5/15/09              --      (2,494,952)
  261,077,000,000   Indonesian Rupiah ...        18,932,342         5/18/09       2,184,697              --
       47,104,522   Peruvian Nuevo Sol ..        17,413,871         5/19/09              --      (3,115,466)
      209,400,800   Russian Ruble .......         5,600,000 EUR     5/22/09              --      (1,524,473)
       10,930,000   Peruvian Nuevo Sol ..         2,603,150 EUR     5/22/09          20,117              --
   68,459,000,000   Indonesian Rupiah ...         4,729,465         5/22/09         800,342              --
   34,960,006,509   Japanese Yen ........       365,327,410         5/26/09              --      (6,412,326)
    4,722,350,433   Kazakhstani Tenge ...       413,845,572 MXN     5/27/09         761,281              --
   85,753,857,000   Vietnamese Dong .....         6,021,115 AUD     5/29/09       1,004,213              --
   74,613,838,000   Vietnamese Dong .....         5,241,145 AUD     6/02/09         870,708              --
      384,155,000   Russian Ruble .......        10,399,995 EUR     6/02/09              --      (3,029,175)
      271,424,920   Malaysian Ringgit ...        55,138,155 EUR     6/09/09       3,334,284              --
      228,662,511   Malaysian Ringgit ...        45,948,460 EUR     6/10/09       3,446,604              --
      297,416,600   Swiss Franc .........       192,939,734 EUR     6/11/09      10,420,161              --
       38,857,325   Malaysian Ringgit ...         7,786,571 EUR     6/12/09         613,340              --
       50,720,171   Malaysian Ringgit ...        10,212,458 EUR     6/15/09         739,502              --
      941,742,430   Russian Ruble .......       424,664,636 MXN     6/16/09              --      (2,626,590)
      100,213,176   Malaysian Ringgit ...        20,245,086 EUR     6/16/09       1,376,325              --
  315,894,172,000   Vietnamese Dong .....        22,167,732 AUD     6/22/09       3,665,569              --
      159,282,000   Malaysian Ringgit ...        31,522,264 EUR     7/07/09       3,031,395              --
       86,450,000   Malaysian Ringgit ...        17,396,816 EUR     7/09/09       1,280,981              --
       87,796,162   Malaysian Ringgit ...        17,626,212 EUR     7/14/09       1,355,210              --
      216,929,862   Malaysian Ringgit ...        43,360,478 EUR     7/15/09       3,591,257              --
       56,415,151   Malaysian Ringgit ...        11,280,774 EUR     7/16/09         928,630              --
      162,696,843   Malaysian Ringgit ...        32,586,126 EUR     7/17/09       2,611,267              --
    1,547,703,667   Japanese Yen ........         9,539,123 EUR     7/22/09       3,836,214              --
       39,905,649   Malaysian Ringgit ...         7,931,794 EUR     7/24/09         718,595              --
       31,048,659   Malaysian Ringgit ...         6,188,690 EUR     7/31/09         537,989              --
       62,126,822   Malaysian Ringgit ...        12,536,184 EUR     8/05/09         883,998              --


                             Semiannual Report | 37

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8.   FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                  SETTLEMENT    UNREALIZED      UNREALIZED
                                             CONTRACT AMOUNT(a)      DATE      APPRECIATION    DEPRECIATION
                                            -------------------   ----------   ------------   -------------
CONTRACTS TO BUY (CONTINUED)
       13,600,000   Malaysian Ringgit ...         2,742,599 EUR     8/07/09    $    195,723   $          --
    3,524,228,750   Japanese Yen ........        21,734,374 EUR     8/10/09       8,738,811              --
    1,960,502,250   Japanese Yen ........        12,356,626 EUR     8/11/09       4,525,023              --
    1,432,010,043   Russian Ruble .......        85,340,289 NZD     8/12/09              --      (6,199,509)
      697,331,649   Russian Ruble .......        41,666,566 NZD     8/14/09              --      (3,092,934)
    3,303,419,200   Japanese Yen ........        21,200,676 EUR     8/21/09       7,153,200              --
    3,653,034,000   Japanese Yen ........        23,422,890 EUR     8/26/09       7,943,013              --
      279,175,000   Japanese Yen ........         1,840,771 EUR     9/04/09         543,447              --
  270,773,515,036   Vietnamese Dong .....       161,392,756 MXN     9/08/09       4,853,845              --
1,056,670,842,100   Indonesian Rupiah ...        75,949,000 EUR     9/08/09              --     (13,617,162)
       36,523,650   Peruvian Nuevo Sol ..       134,179,465 MXN     9/10/09       2,491,562              --
      662,580,015   Russian Ruble .......       276,743,804 MXN     9/11/09              --      (1,036,118)
       74,610,129   Peruvian Nuevo Sol ..       276,743,804 MXN     9/14/09       4,925,512              --
  276,915,000,000   Vietnamese Dong .....       168,727,151 MXN     9/15/09       4,730,564              --
    1,456,389,383   Russian Ruble .......       611,857,512 MXN     9/15/09              --      (2,555,606)
      652,512,084   Russian Ruble .......        39,235,631 NZD     9/15/09              --      (3,291,259)
      154,103,000   Chinese Yuan
                       Renminbi .........        16,052,396 EUR     9/18/09       1,939,270              --
      335,000,000   Swedish Krona .......        34,830,164 EUR     9/23/09              --      (6,829,840)
      127,853,719   Malaysian Ringgit ...        34,503,770         9/23/09          35,420              --
      960,156,800   Chinese Yuan
                    Renminbi ............       100,326,698 EUR     9/23/09      11,643,347              --
    2,364,449,114   Russian Ruble .......       112,487,944 AUD     9/24/09              --     (12,881,800)
      428,395,000   Chinese Yuan
                    Renminbi ............        44,143,954 EUR     9/24/09       5,975,153              --
      400,000,000   Indian Rupee ........        13,093,290 NZD     9/25/09       1,270,226              --
    1,302,612,873   Russian Ruble .......        62,612,163 AUD     9/28/09              --      (7,566,070)
    7,047,000,000   Japanese Yen ........        47,167,406 EUR     9/28/09      12,874,180              --
       99,180,000   Malaysian Ringgit ...        20,275,989 EUR     9/30/09       1,105,118              --
      673,424,498   Russian Ruble .......       293,380,020 MXN    10/06/09              --      (1,966,845)
  234,895,297,291   Vietnamese Dong .....        19,074,537 AUD    10/07/09         952,034              --
    4,443,463,750   Kazakhstani Tenge ...        34,378,830        10/13/09              --     (10,675,236)
       77,551,013   Chinese Yuan
                       Renminbi .........        16,755,831 AUD    10/13/09         604,410              --
      391,351,972   Chinese Yuan
                    Renminbi ............        41,527,162 EUR    10/15/09       3,858,383              --
      379,127,279   Chinese Yuan
                       Renminbi .........        40,546,854 EUR    10/16/09       3,332,626              --
      131,475,381   Chinese Yuan
                       Renminbi .........        27,918,184 AUD    10/19/09       1,331,171              --
      508,169,986   Chinese Yuan
                       Renminbi .........        54,569,292 EUR    10/19/09       4,171,430              --


                             38 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8.   FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                  SETTLEMENT    UNREALIZED      UNREALIZED
                                             CONTRACT AMOUNT(a)      DATE      APPRECIATION    DEPRECIATION
                                            -------------------   ----------   ------------   -------------
CONTRACTS TO BUY (CONTINUED)
       31,071,986   Malaysian Ringgit ...         6,740,712 EUR    10/21/09    $         --   $    (142,528)
    5,618,474,338   Japanese Yen ........        56,580,809        10/21/09       1,378,803              --
   22,473,897,352   Japanese Yen ........       169,661,697 EUR    10/21/09      16,817,230              --
      314,000,000   Chinese Yuan
                       Renminbi .........        45,359,336        10/21/09              --         (54,539)
      813,890,000   Russian Ruble .......        26,950,000        10/22/09              --      (7,196,907)
      343,208,767   Chinese Yuan
                       Renminbi .........        49,618,153        10/23/09              --        (104,987)
      582,413,784   Chinese Yuan
                       Renminbi .........        83,750,728        10/26/09         256,308              --
    8,534,203,142   Chilean Peso ........        12,930,611        10/26/09       1,246,232              --
      786,316,000   Russian Ruble .......        23,507,205        10/27/09              --      (4,475,040)
      348,030,387   Chinese Yuan
                       Renminbi .........        49,683,139        10/27/09         513,551              --
       23,793,446   Swiss Franc .........        16,340,530 EUR    10/28/09              --        (239,289)
    5,537,857,349   Chilean Peso ........         8,081,632        10/28/09       1,117,276              --
      337,830,359   Chinese Yuan
                       Renminbi .........        48,504,000        11/04/09         198,118              --
  226,184,365,000   Vietnamese Dong .....        11,759,000        11/09/09         715,583              --
   30,933,000,000   Indonesian Rupiah ...         2,455,000        11/09/09              --         (90,845)
      823,100,000   Russian Ruble .......        25,683,350        11/10/09              --      (5,910,865)
  308,751,000,000   Indonesian Rupiah ...        24,552,763        11/10/09              --        (963,977)
   61,430,000,000   Indonesian Rupiah ...         4,910,472        11/12/09              --        (220,562)
  325,690,000,000   Indonesian Rupiah ...        24,552,582        11/16/09         276,608              --
   66,830,000,000   Indonesian Rupiah ...         4,733,003        11/17/09         359,992              --
  325,744,000,000   Indonesian Rupiah ...        23,647,477        11/18/09       1,167,962              --
    6,066,904,500   Japanese Yen ........        63,795,000        11/18/09              --      (1,152,884)
      264,231,500   Russian Ruble .......         5,911,881 EUR    11/20/09              --      (1,180,609)
  362,610,000,000   Indonesian Rupiah ...        23,647,450        11/23/09       3,926,872              --
    1,266,479,512   Swedish Krona .......       123,492,712 EUR    11/30/09              --     (15,240,206)
      283,244,464   Malaysian Ringgit ...        77,665,057        11/30/09              --      (1,014,442)
       99,684,424   Malaysian Ringgit ...        27,099,205        12/04/09              --        (121,823)
      149,888,000   Chinese Yuan
                       Renminbi .........        20,504,514        12/04/09       1,062,966              --
      188,850,000   Chinese Yuan
                       Renminbi .........        20,504,574 EUR    12/04/09       1,179,191              --
  186,186,000,000   Indonesian Rupiah ...        13,299,000        12/07/09         788,509              --
      385,761,027   Chinese Yuan
                       Renminbi .........        54,614,586        12/14/09         855,126              --
      511,335,453   Chinese Yuan
                       Renminbi .........        72,405,068        12/15/09       1,116,367              --
      140,706,364   Malaysian Ringgit ...        39,607,703        12/16/09              --      (1,523,831)


                             Semiannual Report | 39

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8.   FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                  SETTLEMENT    UNREALIZED      UNREALIZED
                                             CONTRACT AMOUNT(a)      DATE      APPRECIATION    DEPRECIATION
                                            -------------------   ----------   ------------   -------------
CONTRACTS TO BUY (CONTINUED)
      278,739,205   Chinese Yuan
                       Renminbi .........        39,607,702        12/16/09    $    467,585   $          --
       73,636,682   Malaysian Ringgit ...        20,568,906        12/17/09              --        (638,041)
      145,422,163   Chinese Yuan
                       Renminbi .........        20,568,906        12/17/09         337,516              --
      437,371,043   Chinese Yuan
                       Renminbi .........        61,706,718        12/18/09       1,167,073              --
      133,318,898   Malaysian Ringgit ...        37,402,412        12/21/09              --      (1,316,148)
      118,887,030   Chinese Yuan
                       Renminbi .........        16,959,633        12/21/09         127,360              --
    1,276,908,827   Mexican Peso ........        90,193,101        12/22/09              --     (10,878,983)
       71,980,801   Malaysian Ringgit ...        20,576,525        12/22/09              --      (1,092,824)
      139,831,641   Chinese Yuan
                       Renminbi .........        20,090,753        12/22/09           5,133              --
      530,297,829   Mexican Peso ........        37,580,457        12/23/09              --      (4,646,340)
       57,214,469   Malaysian Ringgit ...        16,455,125        12/23/09              --        (968,199)
      850,274,408   Mexican Peso ........        60,128,734        12/24/09              --      (7,330,323)
       64,732,814   Malaysian Ringgit ...        18,512,015        12/28/09              --        (989,086)
      357,162,500   Mexican Peso ........        25,000,000        12/29/09              --      (2,838,171)
      112,210,696   Mexican Peso ........         7,563,916         1/20/10              --        (623,907)
    1,668,902,079   Mexican Peso ........       113,458,742         1/21/10              --     (10,255,703)
   20,283,160,000   Chilean Peso ........        32,113,933         1/28/10       1,509,905              --
   52,833,420,000   Chilean Peso ........        84,201,178         1/29/10       3,380,123              --
    9,790,830,000   Chilean Peso ........        15,665,328         2/02/10         563,464              --
      718,542,900   Mexican Peso ........        47,892,419         2/03/10              --      (3,543,699)
      929,101,000   Chinese Yuan
                       Renminbi .........       131,726,796         2/03/10       1,410,311              --
   18,372,490,000   Chilean Peso ........        29,372,486         2/03/10       1,080,206              --
    1,087,240,000   Mexican Peso ........        71,838,778         2/04/10              --      (4,743,836)
      358,240,000   Indian Rupee ........         7,051,969         2/04/10              --        (136,672)
      742,033,000   Mexican Peso ........        48,348,786         2/08/10              --      (2,583,987)
   73,953,000,000   South Korean Won ....        54,377,206         2/12/10              --      (5,075,388)
      204,939,720   Malaysian Ringgit ...        56,457,223         2/12/10              --        (953,936)
    9,634,200,000   Chilean Peso ........        15,665,366         2/12/10         300,496              --
   23,713,410,000   Chilean Peso ........        39,163,353         2/16/10         131,415              --
       51,597,000   Malaysian Ringgit ...        14,149,733         2/17/10              --        (175,117)
   23,672,830,000   Chilean Peso ........        39,389,068         2/17/10              --        (162,357)
      287,500,000   Malaysian Ringgit ...        77,441,077         2/25/10         432,456              --
    1,600,000,000   Mexican Peso ........       100,713,904         2/26/10              --      (2,295,098)
   52,509,560,000   Chilean Peso ........        86,655,873         2/26/10         338,096              --
    1,751,317,330   Mexican Peso ........       109,036,249         3/03/10              --      (2,814,179)
   11,879,730,000   Chilean Peso ........        19,694,513         3/03/10              --        (359,539)


                             40 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8.   FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                  SETTLEMENT    UNREALIZED      UNREALIZED
                                             CONTRACT AMOUNT(a)      DATE      APPRECIATION    DEPRECIATION
                                            -------------------   ----------   ------------   -------------
CONTRACTS TO SELL
      113,621,907   Mexican Peso ........        10,118,163         3/03/09    $  2,665,917   $          --
   39,572,400,000   South Korean Won ....        42,000,000         3/04/09      16,192,474              --
   59,732,800,000   South Korean Won ....        59,667,166 CHF     3/25/09      12,034,947              --
   84,000,000,000   South Korean Won ....        86,728,603 CHF     3/27/09      19,336,820              --
   32,868,150,000   South Korean Won ....        33,998,006 CHF     4/01/09       7,621,159              --
      227,735,251   Mexican Peso ........        20,400,900         4/01/09       5,563,012              --
   42,000,000,000   South Korean Won ....        43,574,947 CHF     4/06/09       9,853,254              --
      151,988,711   Euro ................    23,536,810,856 JPY     4/06/09      48,880,207              --
      194,888,232   Euro ................       410,879,577 SGD     4/14/09      18,472,959              --
       99,153,662   Euro ................       153,262,397         4/14/09      27,704,726              --
       64,962,745   Euro ................    10,105,767,019 JPY     4/14/09      21,382,341              --
       29,771,646   Euro ................     4,655,630,485 JPY     4/20/09      10,055,663              --
       13,836,250   New Zealand Dollar ..       423,942,691 INR     4/28/09       1,371,797              --
      527,279,235   Mexican Peso ........       133,781,288 PEN     4/30/09       6,556,046              --
      958,839,826   Mexican Peso ........        86,791,278         5/04/09      24,731,853              --
      236,448,091   Mexican Peso ........       875,519,992 INR     5/04/09       1,774,915              --
    1,085,880,645   Mexican Peso ........        98,937,683         5/06/09      28,681,278              --
      121,591,935   Mexican Peso ........     5,307,487,946 CLP     5/15/09         994,764              --
       84,372,354   Mexican Peso ........     3,672,053,587 CLP     5/20/09         676,177              --
      479,077,300   Mexican Peso ........     1,878,989,078 INR     5/20/09       5,708,894              --
      299,944,587   Mexican Peso ........       671,683,094 RUB     6/04/09              --      (1,594,962)
      425,229,976   Mexican Peso ........       944,393,253 RUB     6/10/09              --      (2,531,131)
       68,795,891   Euro ................       106,050,586         6/10/09      18,928,243              --
        4,940,820   Euro ................       588,155,213 JPY     6/10/09              --        (215,866)
       68,659,949   Mexican Peso ........     3,105,764,127 CLP     6/12/09         762,462              --
      890,963,908   Mexican Peso ........     1,979,768,518 RUB     6/16/09              --      (5,407,235)
      273,071,485   Mexican Peso ........       610,771,234 RUB     6/19/09              --      (1,572,906)
      208,355,522   Mexican Peso ........       462,986,804 RUB     6/29/09              --      (1,329,483)
      208,355,522   Mexican Peso ........     2,392,025,565 KZT     6/29/09         182,608              --
      359,167,941   Mexican Peso ........        98,494,625 PEN     6/30/09       6,776,534              --
      575,584,861   Mexican Peso ........     1,269,233,113 RUB     7/10/09              --      (4,074,076)
      338,198,973   Mexican Peso ........       744,635,337 RUB     7/13/09              --      (2,446,378)
       45,828,146   Euro ................        70,846,876         7/13/09      12,801,472              --
       45,828,148   Euro ................        70,925,757         7/14/09      12,880,072              --
       45,828,149   Euro ................        71,656,894         7/15/09      13,610,931              --
       22,914,073   Euro ................        35,970,512         7/17/09       6,947,254              --
      120,838,289   Mexican Peso ........       271,161,122 RUB     7/24/09              --        (773,891)
       40,540,286   Euro ................        63,417,169         7/24/09      12,066,607              --
        9,322,000   Euro ................       343,515,700 RUB     7/28/09              --      (3,051,394)
       74,619,935   New Zealand Dollar ..   495,237,586,334 IDR     8/05/09       2,078,480              --
       39,464,159   New Zealand Dollar ..   478,246,409,266 VND     8/14/09       7,086,544              --


                             Semiannual Report | 41

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8.   FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                  SETTLEMENT    UNREALIZED      UNREALIZED
                                             CONTRACT AMOUNT(a)      DATE      APPRECIATION    DEPRECIATION
                                            -------------------   ----------   ------------   -------------
CONTRACTS TO SELL (CONTINUED)
       38,090,000   Euro ................       186,092,504 MYR     9/08/09    $  1,992,903   $          --
       72,875,156   Euro ................       100,943,511         9/11/09       8,610,892              --
       34,075,000   Euro ................     4,967,521,650 JPY     9/14/09       8,009,561              --
       79,687,205   Euro ................       108,778,612         9/15/09       7,812,315              --
      155,645,580   Euro ................       218,710,940         9/17/09      21,500,128              --
       25,676,395   Mexican Peso ........        61,397,395 RUB     9/17/09              --        (101,420)
      294,631,150   Mexican Peso ........       679,419,431 RUB    10/02/09              --      (1,875,050)
       56,309,000   Euro ................     6,815,922,905 JPY    11/18/09              --      (1,001,492)
        2,388,045   Euro ................         3,022,788        11/19/09              --          (4,324)
       26,027,446   Euro ................        32,765,951        11/20/09              --        (226,947)
       17,365,526   Euro ................        21,638,313        11/24/09              --        (375,184)
        6,060,269   Euro ................         7,584,427        11/25/09              --         (97,958)
       11,779,903   Euro ................        15,372,774        11/30/09         439,289              --
       12,174,656   Euro ................        15,394,244        12/08/09              --         (40,541)
        9,368,064   New Zealand Dollar ..         4,754,293         1/28/10         133,419              --
      725,118,000   Singapore Dollar ....       483,008,402         1/29/10      14,217,470              --
      169,505,000   Singapore Dollar ....       112,795,468         2/02/10       3,208,409              --
       79,324,138   New Zealand Dollar ..        40,101,525         2/02/10         980,596              --
      151,665,500   Singapore Dollar ....       100,708,172         2/03/10       2,654,217              --
      152,512,000   Singapore Dollar ....       100,710,531         2/04/10       2,108,947              --
      121,643,000   Singapore Dollar ....        80,566,281         2/05/10       1,921,745              --
       95,821,000   Singapore Dollar ....        63,647,293         2/08/10       1,696,508              --
      121,427,000   Singapore Dollar ....        80,639,527         2/09/10       2,133,511              --
       48,113,700   Singapore Dollar ....        32,255,787         2/11/10       1,148,685              --
       13,727,783   New Zealand Dollar ..         7,130,211         2/12/10         362,163              --
       18,321,401   New Zealand Dollar ..         9,164,365         2/22/10         134,506              --
      305,150,000   Singapore Dollar ....       200,000,000         2/26/10       2,699,781              --
       47,837,726   New Zealand Dollar ..        23,990,619         2/26/10         416,445              --
Unrealized appreciation (depreciation) on offsetting forward
   exchange contracts ......................................................    267,258,967              --
                                                                               ------------   -------------
Unrealized appreciation (depreciation) on forward exchange contracts .......    913,604,501    (240,923,445)
                                                                               ------------   -------------
   Net unrealized appreciation (depreciation) on forward exchange
      contracts ............................................................   $672,681,056
                                                                               ============

See Abbreviations on page 47.

(a)  In U.S. Dollar unless otherwise indicated.


                             42 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

9. INTEREST RATE SWAPS

At February 28, 2009, the Fund had the following interest rate swap contracts outstanding:

COUNTER-         RECEIVE -             PAY -             NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
PARTY           FIXED RATE         FLOATING RATE              AMOUNT(A)          DATE      APPRECIATION   DEPRECIATION
--------        ----------   -------------------------   ------------------   ----------   ------------   ------------
JPMorgan           6.25%      Tasa Nominal Annual Rate    6,585,000,000 CLP      3/28/13   $  1,151,753   $         --
JPMorgan           7.16%         NZD Bank Bill Rate          53,000,000 NZD      7/31/13      3,488,781             --
JPMorgan           7.12%         NZD Bank Bill Rate          53,700,000 NZD      8/01/13      3,489,076             --
JPMorgan          7.055%         NZD Bank Bill Rate          53,700,000 NZD      8/04/13      3,416,797             --
JPMorgan          7.035%         NZD Bank Bill Rate         107,400,000 NZD      8/05/13      6,782,412             --
JPMorgan           7.05%         NZD Bank Bill Rate          26,850,000 NZD      8/06/13      1,705,624             --
JPMorgan           7.05%         NZD Bank Bill Rate          26,850,000 NZD      8/07/13      1,694,549             --
JPMorgan           7.00%         NZD Bank Bill Rate          28,425,600 NZD      8/14/13      1,767,144             --
JPMorgan           5.23%         NZD Bank Bill Rate          65,000,000 NZD     12/05/13      1,676,366             --
JPMorgan           6.25%      Tasa Nominal Annual Rate    4,390,000,000 CLP      3/29/18      1,229,509             --
JPMorgan           6.46%      Tasa Nominal Annual Rate   22,850,000,000 CLP      4/18/18      7,011,745             --
JPMorgan           6.40%      Tasa Nominal Annual Rate   20,475,000,000 CLP      4/24/18      6,096,989             --
JPMorgan           6.45%      Tasa Nominal Annual Rate   10,237,500,000 CLP      4/24/18      3,117,913             --
JPMorgan           6.42%      Tasa Nominal Annual Rate   22,250,000,000 CLP      4/25/18      6,681,388             --
JPMorgan           6.45%      Tasa Nominal Annual Rate   22,950,000,000 CLP      5/02/18      6,990,451             --
JPMorgan           6.50%      Tasa Nominal Annual Rate    4,939,600,000 CLP      5/08/18      1,540,194             --
JPMorgan           6.51%      Tasa Nominal Annual Rate    9,786,000,000 CLP      5/08/18      3,064,586             --
JPMorgan           6.61%      Tasa Nominal Annual Rate    4,982,000,000 CLP      5/14/18      1,619,303             --
JPMorgan           6.62%      Tasa Nominal Annual Rate    9,870,000,000 CLP      5/14/18      3,221,414             --
JPMorgan           6.68%      Tasa Nominal Annual Rate   19,754,100,000 CLP      5/15/18      6,634,645             --
Merrill Lynch      7.00%      Tasa Nominal Annual Rate    7,200,000,000 CLP      6/09/18      2,706,188             --
Merrill Lynch      7.00%      Tasa Nominal Annual Rate    4,800,000,000 CLP      6/11/18      1,786,165             --
JPMorgan           7.00%      Tasa Nominal Annual Rate   12,125,000,000 CLP      6/11/18      4,565,421             --
JPMorgan           7.02%      Tasa Nominal Annual Rate   24,000,000,000 CLP      6/11/18      9,069,224             --
Merrill Lynch      7.05%      Tasa Nominal Annual Rate    9,600,000,000 CLP      6/13/18      3,637,547             --
JPMorgan           7.06%      Tasa Nominal Annual Rate    3,224,200,000 CLP      6/13/18      1,224,733             --
Merrill Lynch      7.09%      Tasa Nominal Annual Rate   10,500,000,000 CLP      6/16/18      4,029,336             --
JPMorgan           7.15%      Tasa Nominal Annual Rate    3,290,000,000 CLP      6/18/18      1,286,368             --
JPMorgan           7.85%      Tasa Nominal Annual Rate    6,676,600,000 CLP      7/11/18      3,233,303             --
JPMorgan           7.86%      Tasa Nominal Annual Rate    6,703,200,000 CLP      7/17/18      3,278,812             --
Merrill Lynch      7.40%      Tasa Nominal Annual Rate    3,655,000,000 CLP      7/30/18      1,560,810             --
Merrill Lynch      7.40%      Tasa Nominal Annual Rate    3,655,000,000 CLP      8/06/18      1,560,853             --
JPMorgan           7.50%      Tasa Nominal Annual Rate    7,577,010,000 CLP      8/07/18      3,341,870             --
Merrill Lynch      7.51%      Tasa Nominal Annual Rate    3,655,000,000 CLP      8/07/18      1,616,966             --
JPMorgan           7.50%      Tasa Nominal Annual Rate    7,562,240,000 CLP      8/13/18      3,319,035             --
JPMorgan           7.67%      Tasa Nominal Annual Rate    2,595,000,000 CLP      8/29/18      1,127,147             --
JPMorgan           9.50%     MXN Interbank Equilibrium
                                   Interest Rate          1,541,000,000 MXN     10/09/18      5,334,161             --
JPMorgan          10.11%     MXN Interbank Equilibrium
                                   Interest Rate            635,000,000 MXN     11/07/18      3,896,662             --
JPMorgan          10.08%     MXN Interbank Equilibrium
                                   Interest Rate            355,000,000 MXN     11/09/18      2,127,731             --
JPMorgan           5.59%        NZD Bank Bill Rate           76,500,000 NZD     12/05/18      2,438,360             --
Citigroup          7.70%     MXN Interbank Equilibrium
                                   Interest Rate            526,600,000 MXN      1/11/19             --     (2,431,246)
Citigroup          7.67%     MXN Interbank Equilibrium
                                   Interest Rate            686,900,000 MXN      1/12/19             --     (3,257,935)
Citigroup          7.84%     MXN Interbank Equilibrium
                                 Interest Rate              457,900,000 MXN      1/15/19             --     (1,829,144)


                             Semiannual Report | 43

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

9. INTEREST RATE SWAPS (CONTINUED)

COUNTER-         RECEIVE -             PAY -             NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
PARTY           FIXED RATE         FLOATING RATE              AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
--------        ----------   -------------------------   ------------------   ----------   ------------   ------------
Citigroup          7.87%     MXN Interbank Equilibrium
                                   Interest Rate            595,300,000 MXN     1/16/19    $        --    $ (2,289,583)
Citigroup          8.00%     MXN Interbank Equilibrium
                                   Interest Rate            145,100,000 MXN     1/18/19             --        (474,299)
JPMorgan           8.06%     MXN Interbank Equilibrium
                                   Interest Rate            230,870,000 MXN     1/22/19             --        (692,529)
Citigroup          8.07%     MXN Interbank Equilibrium
                                   Interest Rate            725,510,000 MXN     1/22/19             --      (2,144,112)
JPMorgan          10.29%     MXN Interbank Equilibrium
                                   Interest Rate            178,000,000 MXN    10/25/28      1,323,537              --
JPMorgan          10.28%     MXN Interbank Equilibrium
                                   Interest Rate             75,000,000 MXN    10/27/28        552,205              --
JPMorgan          10.22%     MXN Interbank Equilibrium
                                   Interest Rate             77,000,000 MXN    10/30/28        537,209              --
JPMorgan           8.32%     MXN Interbank Equilibrium
                                   Interest Rate            346,300,000 MXN     1/09/29             --      (1,639,261)
JPMorgan           9.12%     MXN Interbank Equilibrium
                                   Interest Rate              3,250,000 MXN     2/01/29            632              --
JPMorgan         8.6748%     MXN Interbank Equilibrium
                                   Interest Rate            350,325,000 MXN    11/29/18             --         (69,253)
                                                                                           ------------   ------------
   Unrealized appreciation (depreciation) on interest rate swap contracts ..............    135,934,914    (14,827,362)
                                                                                           ------------   ------------
      Net unrealized appreciation (depreciation) on interest rate swap contracts .......   $121,107,552
                                                                                           ============

See Abbreviations on page 47.

(a)  In U.S. Dollar unless otherwise indicated.

10. CREDIT RISK

The Fund has 20.33% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

11. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                             44 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

12. CREDIT FACILITY

Effective, January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused potion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $2,702 of its pro rata portion of the Global Credit Facility, which is reflected in Other expenses on the Statement of Operations. During the period ended February 28, 2009, the Fund did not utilize the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                             Semiannual Report | 45

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

13. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                       LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                    ------------   --------------   -------   --------------
ASSETS:
   Investments in Securities        $925,541,006   $8,314,355,893     $--     $9,239,896,899
   Other Financial Instruments(a)             --    1,049,539,415      --      1,049,539,415

LIABILITIES:
   Other Financial Instruments(a)             --      255,750,807      --        255,750,807

(a) Other financial instruments include net unrealized appreciation (depreciation) on forward exchange contracts and swaps.

14. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.


                             46 | Semiannual Report

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL BOND FUND

ABBREVIATIONS

CURRENCY

AUD   - Australian Dollar
BRL   - Brazilian Real
CHF   - Swiss Franc
CLP   - Chilean Peso
EGP   - Egyptian Pound
EUR   - Euro
IDR   - Indonesian Rupiah
INR   - Indian Rupee
JPY   - Japanese Yen
KRW   - South Korean Won
KZT   - Kazakhstani Tenge
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
NZD   - New Zealand Dollar
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
RUB   - Russian Ruble
SEK   - Swedish Krona
SGD   - Singapore Dollar
VND   - Vietnamese Dong

SELECTED PORTFOLIO

AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
FGIC  - Financial Guaranty Insurance Co.
FRN   - Floating Rate Note
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
ID    - Improvement District
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MTA   - Metropolitan Transit Authority
USD   - Unified/Union School District


                             Semiannual Report | 47

Templeton Income Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL BOND FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             48 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
TAX-FREE INCOME6

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

3. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

4. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.   The fund invests primarily in insured municipal securities.

8. These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL BOND FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

406 S2009 04/09


FEBRUARY 28, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

SIGN UP FOR EDELIVERY

Log onto franklintempleton.com
and click "My Profile"

                                    (GRAPHIC)

                                                                    FIXED INCOME

                                   TEMPLETON
                             INTERNATIONAL BOND FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                         Franklin Templeton Investments

                          GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Templeton International Bond Fund .........................................    3
Performance Summary .......................................................    9
Your Fund's Expenses ......................................................   12
Financial Highlights and
Statement of Investments ..................................................   14
Financial Statements ......................................................   22
Notes to Financial Statements .............................................   26
Shareholder Information ...................................................   40

Shareholder Letter

Dear Shareholder:

During the six months ended February 28, 2009, world economies entered into a significant slowdown spawned by the U.S. housing and credit market crises. Despite coordinated efforts by many governments to address these problems, the severe economic conditions and high degree of uncertainty fueled market volatility. Although this difficult environment is bound to provoke great concern, we believe it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we believe recent conditions can offer opportunities among the countries and asset classes where we invest. Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for future market stabilization and recovery.

Templeton International Bond Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, the portfolio manager discusses investment decisions and Fund performance for the period. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                     Not part of the semiannual report | 1

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long-term. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Christopher J. Molumphy
Christopher J. Molumphy, CFA
President and Chief Executive Officer
 - Investment Management Templeton
Income Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Templeton International Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-U.S. securities and, under normal market conditions, invests at least 80% of its net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/28/09

                                  (PIE CHART)

Government Bonds           78.0%
Short-Term Investments &
   Other Net Assets        22.0%

This semiannual report for Templeton International Bond Fund covers the period ended February 28, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

For the period under review, Templeton International Bond Fund - Class A had a -6.87% cumulative total return. The Fund underperformed its benchmark, the Citigroup Non-U.S. World Government Bond Index (WGBI), which had cumulative total returns of +4.62% in local currency terms and -1.72% in U.S. dollar terms for the same period.(1) You can find more of the Fund's performance data in the Performance Summary beginning on page 9.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Citigroup Non-U.S. WGBI is market capitalization weighted and tracks total returns of government bonds in 22 developed countries globally excluding the U.S. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                              Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

The period under review encompassed one of the most challenging periods in decades for the global economy and financial markets. The series of economic and financial shocks culminated in a systemic failure of U.S. financial institutions and led to an intensified worldwide financial crisis. Rising uncertainty and risk aversion negatively impacted global capital flows with severe effects for global demand and trade and contributed to a series of bank bailouts in the U.S. and Europe. Global central banks reacted with aggressive interest rate reductions, and in some cases, moved toward unconventional monetary easing measures to increase liquidity by expanding central bank balance sheets.

The commodity price-driven inflation shock from early 2008 unwound as global economic growth and asset prices deteriorated sharply. Lower inflation provided central banks worldwide with significant scope for reducing interest rates. During the period, the U.S. Federal Reserve Board (Fed) cut the federal funds target rate 175 basis points (bps; 100 bps equal one percentage point) to 0.25% and initiated an asset purchase program. While U.S. economic growth slowed in fourth quarter 2008 at a -0.8% rate year-over-year, job shedding and business spending retrenchment further weakened economic activity into 2009. The unemployment rate rose from 6.2% to 8.1% over the six-month period.(2) Eurozone economic activity weakened even more abruptly than in the U.S., contracting 1.2% year-over-year in the fourth quarter of 2008, as deleveraging's impact on investment activity contributed to a deepening recession.(3) The European Central Bank cut interest rates 225 bps to 2.00% in the six-month period and significantly stepped up liquidity operations to aid the banking sector. In Asia, the Bank of Japan cut interest rates 40 bps to 0.10%, and the central bank of China cut 216 bps to 5.31%. Although Asia's economic growth slowed during the period, hampered by declining global trade, it was notably less severe than in the U.S. or Europe. For instance, China registered 6.8% economic growth year-over-year in the fourth quarter of 2008.(4) The world's largest economies also complemented central bank measures with large fiscal stimulus packages to address the crisis. In particular, China proposed fiscal measures for the next two years worth about 12% of 2009 gross domestic product to cushion the declines in investment activity and labor demand.(5)

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Eurostat.

(4.) Source: National Bureau of Statistics (China).

(5.) Source: International Monetary Fund.


                              4 | Semiannual Report

INVESTMENT STRATEGY

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks.

MANAGER'S DISCUSSION

The Fund's total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

INTEREST RATE STRATEGY

The global backdrop of weak economic growth, disinflation and monetary easing was positive for developed global bond markets. However, increased risk aversion accompanied this environment, negatively impacting government bond yields in some non-developed markets. The Fund's performance during the six-month period reflected this divergence in the government bond market as our overall interest rate strategy contributed to the Fund's return but detracted from performance relative to the Citigroup Non-U.S. WGBI. Although the Fund held exposure to eurozone government bonds, its underweighted position hampered performance relative to the benchmark index as German long-term bond yields fell during the period. We continued to find other global bond markets more attractive than developed markets given our assessment of prospects for economic recoupling of these economies to translate into increased monetary easing. We began to see an example of this in South Korea during the period under review. While the U.S. cut interest rates 175 bps during the period, effectively reaching the limits of using interest rates as a monetary tool, South Korea cut 325 bps to 2.00%. Other countries such as Mexico and Indonesia each cut 75 bps to 7.50% and 8.25%. Although our South Korean interest rate exposure benefited relative Fund performance, our exposures to Mexico and Indonesia detracted. We used this period of heightened volatility and forced selling to add to positions where we believed yields were dislocated from fundamentals. Despite the weak global growth environment and significant financial sector deleveraging that reduced inflation risk over the near term, we remained cautious toward the U.S. government bond market. We considered it a less attractive interest rate opportunity, and we remained concerned about the magnitude of fiscal easing, monetary measures and unwinding of global imbalances that could potentially reduce foreign participation in the U.S. market over the medium term.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/09

                              (PERFORMANCE GRAPH)

Asia Pacific           26.2%
Americas               23.0%
Other Europe           17.8%
EMU*                    9.0%
Middle East & Africa    7.6%
Supranationals**        3.6%
Other Net Assets       12.8%

*    The Fund's EMU investments were in France, Germany and the Netherlands.

** The Fund's supranational investments were denominated in the Japanese yen and New Zealand dollar.


                             Semiannual Report | 5

WHAT IS A CURRENT ACCOUNT?

A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.

WHAT IS BALANCE OF PAYMENTS?

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

CURRENCY STRATEGY

Heightened uncertainty during the reporting period benefited the U.S. dollar, which appreciated 13.15% against its major trading partners.(6) We viewed the U.S. dollar's recent strength as largely due to the global deleveraging process, which increased demand for the dollar, rather than fundamental U.S. economic strength. Although the Fund benefited from its U.S. dollar position, we actively managed the position and scaled down exposure to increase room for currencies that weakened sharply and, in our assessment, overshot fundamental value. We believed recent developments were not conducive to the U.S. dollar's longer-term strength given the Fed's aggressive money supply expansion, the largest planned fiscal deficits since World War II, the trend toward nationalizing many U.S. financial institutions, and foreigners' decreased interest in holding as many U.S. assets as they had in the past. Although recent fiscal and monetary actions prevented a collapse of the U.S. banking system and are crucial policy steps in dealing with the crisis, we believed they could have longer-term consequences such as higher taxes, lower growth, potential longer-term inflationary risks and a weaker U.S. dollar.

Although a recessionary environment and financial distress were broadly felt across most countries, we sought to position the Fund for relative instead of absolute conditions as drivers of currency valuations. As a result, we positioned for Asian currencies' appreciation against those of highly leveraged developed countries that may have benefited from increased risk aversion but whose fundamentals were weak, specifically the U.S. dollar and the euro. Asian economic growth slowed, but less so than in the U.S. or Europe. We also believed that Asia's more limited financial and economic vulnerabilities could support currency performance over the medium term. The region has demonstrated its ability to generate positive current account surpluses despite declining exports. Additionally, Asian corporate and banking systems were less leveraged going into this crisis, partly a legacy of the late 1990s' financial crisis. Our strategy benefited performance relative to the Citigroup Non-U.S. WGBI. For example, the Chinese yuan rose 15.84% against the euro and the Malaysian ringgit 6.10%.(7) In addition to relative fundamentals, we held significant exposure to the Japanese yen, which benefited from deleveraging and helped offset volatility realized in other parts of the portfolio. During the six-month period, the Japanese yen rose 28.57% against the euro and 10.92% against the U.S. dollar.(7)

(6.) Source: Federal Reserve H10 report.

(7.) Source: Exshare (via Compustat via Factset).


                              6 | Semiannual Report

The deepening European recession was complicated by the scale of leverage in the banking and corporate sectors. Additionally, the European Monetary Union's constraints limited policy response. Overall, the Fund benefited from its net negative position in the euro, which declined 13.73% against the U.S. dollar.(7) Exposure to other European currencies detracted, however, due to increased concerns of a hard landing in eastern Europe given the region's dependence on capital flows amid deleveraging. There was insufficient differentiation among currencies during the period given vast fundamental differences among countries across the region. Against the euro, the Polish zloty fell 28.70% and the Swedish krona fell 17.24%.(7)

Other currencies that hampered Fund performance included the Brazilian real and the Indonesian rupiah, which fell 31.25% and 23.62% against the U.S. dollar.(7) Our currency hedging strategies on underlying bond positions helped protect the Fund from downside risk to some degree. For example, the Fund largely avoided the negative impact of the Mexican peso's 31.79% and South Korean won's 28.99% depreciation against the U.S. dollar over the period.(7) We began to unwind these currency hedges later in the reporting period after significant weakening in the exchange rates, although we were exposed to some currency weakness in the process.

GLOBAL SOVEREIGN DEBT AND CREDIT STRATEGY

The Fund invested in investment-grade and subinvestment-grade sovereign debt. As an asset class, these investments typically compensate for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury yields. U.S. dollar-denominated emerging market debt had a six-month return of -12.75% as measured by the J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG).(8) Sovereign interest rate spreads rose from 323 basis points at the beginning of the reporting period to 672 basis points by period-end, as emerging market credit yields climbed sharply while the U.S. Treasury yield curve shifted downward due to Fed rate cuts.(8) The Fund held limited exposure to sovereign credit risk at the beginning of the reporting period and used market volatility to build positions in high-quality, emerging market sovereign credit where we believed default risk offered value because of increased uncertainty and forced selling during this global deleveraging period. Several positions detracted from relative performance as sovereign spreads continued to widen as we built positions.

CURRENCY BREAKDOWN
2/28/09

                         % OF TOTAL
                         NET ASSETS
                         ----------
ASIA PACIFIC                70.1%
Chinese Yuan                23.9%
Japanese Yen                17.5%
Malaysian Ringgit           16.9%
Indonesian Rupiah           13.5%
South Korean Won             4.0%
Vietnamese Dong              1.9%
Kazakhstani Tenge            1.6%
Indian Rupee                 0.9%
Australian Dollar            0.7%
New Zealand Dollar*         -0.3%
Singaporean Dollar*        -10.5%

EUROPE                      17.6%
Swedish Krona               13.5%
Russian Ruble                7.4%
Swiss Franc                  2.6%
Norwegian Krone              0.7%
British Pound Sterling       0.1%
Polish Zloty*               -0.7%
Euro*                       -6.0%

AMERICAS                     7.0%
Mexican Peso                 8.3%
Peruvian Nuevo Sol           4.8%
Brazilian Real               3.1%
Chilean Peso                 1.0%
U.S. Dollar*               -10.2%

MIDDLE EAST & AFRICA         5.3%
Egyptian Pound               5.3%

* Holding is a negative percentage because of the Fund's holdings of forward currency exchange contracts.

(8.) Source: (C) 2009 Morningstar. The JPM EMBIG tracks total returns for U.S.
     dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.


                      Semiannual Report | 7

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

(PHOTO OF MICHAEL HASENSTAB)


/s/ Michael Hasenstab
Michael Hasenstab, Ph.D.
Portfolio Manager
Templeton International Bond Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              8 | Semiannual Report

Performance Summary as of 2/28/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TBOAX)                     CHANGE   2/28/09   8/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$ 1.08    $8.85     $9.93
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.4272
Short-Term Capital Gain          $0.0010
   TOTAL                         $0.4282

CLASS C (SYMBOL: N/A)                       CHANGE   2/28/09   8/31/08
---------------------                      -------   -------   -------
Net Asset Value (NAV)                      -$ 1.09    $8.85     $9.94
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.4084
Short-Term Capital Gain          $0.0010
   TOTAL                         $0.4094

CLASS R (SYMBOL: N/A)                       CHANGE   2/28/09   8/31/08
---------------------                      -------   -------   -------
Net Asset Value (NAV)                      -$ 1.08    $8.85     $9.93
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.4162
Short-Term Capital Gain          $0.0010
   TOTAL                         $0.4172

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   2/28/09   8/31/08
---------------------------                -------   -------   -------
Net Asset Value (NAV)                      -$ 1.09    $8.86     $9.95
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.4415
Short-Term Capital Gain          $0.0010
   TOTAL                         $0.4425


                              Semiannual Report | 9

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE
(CDSC) IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        6-MONTH    1-YEAR   INCEPTION (12/3/07)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                       -6.87%    -9.02%         -4.56%
Average Annual Total Return(3)                  -10.82%   -12.88%         -6.99%
Value of $10,000 Investment(4)                 $ 8,918   $ 8,712         $9,142
Avg. Ann. Total Return (3/31/09)(5)                        -7.35%         -1.57%
   Total Annual Operating Expenses(6)
      Without Waiver                    2.95%
      With Waiver                       1.08%

CLASS C                                        6-MONTH    1-YEAR   INCEPTION (12/3/07)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                       -7.04%    -9.25%         -4.80%
Average Annual Total Return(3)                   -7.93%   -10.10%         -3.89%
Value of $10,000 Investment(4)                 $ 9,207   $ 8,990         $9,520
Avg. Ann. Total Return (3/31/09)(5)                        -4.55%         +1.36%
   Total Annual Operating Expenses(6)
      Without Waiver                    3.30%
      With Waiver                       1.43%

CLASS R                                        6-MONTH    1-YEAR   INCEPTION (12/3/07)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                      -6.97%    -9.22%          -4.77%
Average Annual Total Return(3)                  -6.97%    -9.22%          -3.87%
Value of $10,000 Investment(4)                 $9,303    $9,078          $9,523
Avg. Ann. Total Return (3/31/09)(5)                       -3.50%          +1.48%
   Total Annual Operating Expenses(6)
      Without Waiver                    3.15%
      With Waiver                       1.28%

ADVISOR CLASS                                  6-MONTH    1-YEAR   INCEPTION (12/3/07)
-------------                                  -------   -------   -------------------
Cumulative Total Return(2)                      -6.81%    -8.65%          -4.17%
Average Annual Total Return(3)                  -6.81%    -8.65%          -3.38%
Value of $10,000 Investment(4)                 $9,319    $9,135          $9,583
Avg. Ann. Total Return (3/31/09)(5)                       -2.89%          +2.00%
   Total Annual Operating Expenses(6)
      Without Waiver                    2.65%
      With Waiver                       0.78%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.74% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 12/31/09.


                             10 | Semiannual Report

ENDNOTES

BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S USE OF FOREIGN CURRENCY TECHNIQUES INVOLVES SPECIAL RISKS AS SUCH TECHNIQUES MAY NOT ACHIEVE THE ANTICIPATED BENEFITS AND/OR MAY RESULT IN LOSSES TO THE FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report.


                             Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 9/1/08      VALUE 2/28/09   PERIOD* 9/1/08-2/28/09
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  931.30              $4.88
Hypothetical (5% return before expenses)         $1,000           $1,019.74              $5.11
CLASS C
Actual                                           $1,000           $  929.60              $6.65
Hypothetical (5% return before expenses)         $1,000           $1,017.90              $6.95
CLASS R
Actual                                           $1,000           $  930.30              $5.93
Hypothetical (5% return before expenses)         $1,000           $1,018.65              $6.21
ADVISOR CLASS
Actual                                           $1,000           $  931.90              $3.54
Hypothetical (5% return before expenses)         $1,000           $1,021.12              $3.71

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.02%; C: 1.39%; R:
     1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             Semiannual Report | 13

Templeton Income Trust

FINANCIAL HIGHLIGHTS

TEMPLETON INTERNATIONAL BOND FUND

                                                              PERIOD ENDED
                                                              FEBRUARY 28,   YEAR ENDED
                                                                  2009       AUGUST 31,
                                                               (UNAUDITED)     2008(a)
                                                              ------------   ----------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................      $  9.93       $ 10.00
                                                                 -------       -------
Income from investment operations(b):
   Net investment income(c) ...............................         0.21          0.29
   Net realized and unrealized gains (losses) .............        (0.86)        (0.04)
                                                                 -------       -------
Total from investment operations ..........................        (0.65)         0.25
                                                                 -------       -------
Less distributions from:
   Net investment income and net foreign currency gains ...        (0.43)        (0.32)
   Net realized gains .....................................           --(d)         --
                                                                 -------       -------
Total distributions .......................................        (0.43)        (0.32)
                                                                 -------       -------
Redemption fees(e) ........................................           --            --(d)
                                                                 -------       -------
Net asset value, end of period ............................      $  8.85       $  9.93
                                                                 =======       =======
Total return(f) ...........................................        (6.87)%        2.48%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates .........         2.48%         2.89%
Expenses net of waiver and payments by affiliates .........         1.02%         1.05%
Net investment income .....................................         4.32%         3.90%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................      $12,824       $13,777
Portfolio turnover rate ...................................        57.17%        14.76%

(a) For the period December 3, 2007 (commencement of operations) to August 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

                                                             PERIOD ENDED
                                                             FEBRUARY 28,   YEAR ENDED
                                                                 2009       AUGUST 31,
                                                              (UNAUDITED)     2008(a)
                                                             ------------   ----------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................      $ 9.94        $10.00
                                                                ------        ------
Income from investment operations(b):
   Net investment income(c) ..............................        0.19          0.28
   Net realized and unrealized gains (losses) ............       (0.87)        (0.04)
                                                                ------        ------
Total from investment operations .........................       (0.68)         0.24
                                                                ------        ------
Less distributions from:
   Net investment income and net foreign currency gains ..       (0.41)        (0.30)
   Net realized gains ....................................          --(d)         --
                                                                ------        ------
Total distributions ......................................       (0.41)        (0.30)
                                                                ------        ------
Redemption fees(e) .......................................          --            --(d)
                                                                ------        ------
Net asset value, end of period ...........................      $ 8.85        $ 9.94
                                                                ======        ======
Total return(f) ..........................................       (7.04)%        2.41%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates ........        2.85%         3.23%
Expenses net of waiver and payments by affiliates ........        1.39%         1.39%
Net investment income ....................................        3.95%         3.55%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................      $2,455        $2,041
Portfolio turnover rate ..................................       57.17%        14.76%

(a) For the period December 3, 2007 (commencement of operations) to August 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

                                                              PERIOD ENDED
                                                              FEBRUARY 28,   YEAR ENDED
                                                                  2009       AUGUST 31,
                                                               (UNAUDITED)     2008(a)
                                                              ------------   ----------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................      $ 9.93        $10.00
                                                                 ------        ------
Income from investment operations(b):
   Net investment income(c) ...............................        0.20          0.29
   Net realized and unrealized gains (losses) .............       (0.86)        (0.05)
                                                                 ------        ------
Total from investment operations ..........................       (0.66)         0.24
                                                                 ------        ------
Less distributions from:
   Net investment income and net foreign currency gains ...       (0.42)        (0.31)
   Net realized gains .....................................          --(d)         --
                                                                 ------        ------
Total distributions .......................................       (0.42)        (0.31)
                                                                 ------        ------
Redemption fees(e) ........................................          --            --(d)
                                                                 ------        ------
Net asset value, end of period ............................      $ 8.85        $ 9.93
                                                                 ======        ======
Total return(f) ...........................................       (6.97)%        2.37%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates .........        2.70%         3.08%
Expenses net of waiver and payments by affiliates .........        1.24%         1.24%
Net investment income .....................................        4.10%         3.70%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................      $  219        $  203
Portfolio turnover rate ...................................       57.17%        14.76%

(a) For the period December 3, 2007 (commencement of operations) to August 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

                                                              PERIOD ENDED
                                                              FEBRUARY 28,   YEAR ENDED
                                                                  2009       AUGUST 31,
                                                               (UNAUDITED)     2008(a)
                                                              ------------   ----------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................      $ 9.95         $10.00
                                                                 ------         ------
Income from investment operations(b):
   Net investment income(c) ...............................        0.22           0.34
   Net realized and unrealized gains (losses) .............       (0.87)         (0.06)
                                                                 ------         ------
Total from investment operations ..........................       (0.65)          0.28
                                                                 ------         ------
Less distributions from:
   Net investment income and net foreign currency gains ...       (0.44)         (0.33)
   Net realized gains .....................................          --(d)          --
                                                                 ------         ------
Total distributions .......................................       (0.44)         (0.33)
                                                                 ------         ------
Redemption fees(e) ........................................          --             --(d)
                                                                 ------         ------
Net asset value, end of period ............................      $ 8.86         $ 9.95
                                                                 ======         ======
Total return(f) ...........................................       (6.81)%         2.83%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates .........        2.20%          2.58%
Expenses net of waiver and payments by affiliates .........        0.74%          0.74%
Net investment income .....................................        4.60%          4.20%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................      $  352         $  160
Portfolio turnover rate ...................................       57.17%         14.76%

(a) For the period December 3, 2007 (commencement of operations) to August 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Total return is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

Templeton Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

       TEMPLETON INTERNATIONAL BOND FUND                                            PRINCIPAL AMOUNT(a)      VALUE
       ---------------------------------                                           --------------------   -----------
       BONDS 78.0%
       ARGENTINA 2.3%
(b, c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ..............       1,353,000          $   365,826
                                                                                                          -----------
       AUSTRALIA 3.3%
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 .............         296,000    AUD       189,811
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 ...................................................         208,000    AUD       139,612
          17, 6.00%, 9/14/17 ...................................................         100,000    AUD        65,958
   (d)    144A, 7.125%, 9/18/17 ................................................         230,000    NZD       132,943
                                                                                                          -----------
                                                                                                              528,324
                                                                                                          -----------
       BRAZIL 3.1%
       Nota Do Tesouro Nacional,
          10.082%, 1/01/17 .....................................................             650(e) BRL       235,441
   (f)    Index Linked, 6.00%, 5/15/15 .........................................             370(e) BRL       263,053
                                                                                                          -----------
                                                                                                              498,494
                                                                                                          -----------
       CANADA 4.3%
       Province of Manitoba, 6.375%, 9/01/15 ...................................          20,000    NZD        10,607
       Province of Ontario,
          1.875%, 1/25/10 ......................................................      20,000,000    JPY       207,051
          6.25%, 6/16/15 .......................................................         901,000    NZD       470,193
                                                                                                          -----------
                                                                                                              687,851
                                                                                                          -----------
       FRANCE 3.5%
       Government of France, 4.00%, 4/25/18 ....................................         424,000    EUR       553,846
                                                                                                          -----------
       GERMANY 2.7%
       KfW Bankengruppe, senior note,
          7.25%, 2/22/10 .......................................................         474,000    NZD       246,185
          6.375%, 2/17/15 ......................................................         130,000    NZD        70,442
       Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16 .............       1,825,000    MXN       116,119
                                                                                                          -----------
                                                                                                              432,746
                                                                                                          -----------
       HUNGARY 3.8%
       Government of Hungary,
          3.50%, 7/18/16 .......................................................          20,000    EUR        19,473
          4.375%, 7/04/17 ......................................................         130,000    EUR       131,603
          5.75%, 6/11/18 .......................................................         370,000    EUR       410,624
          senior note, 3.875%, 2/24/20 .........................................          45,000    EUR        41,040
                                                                                                          -----------
                                                                                                              602,740
                                                                                                          -----------
       INDONESIA 8.6%
       Government of Indonesia,
          FR31, 11.00%, 11/15/20 ...............................................     418,000,000    IDR        28,611
          FR34, 12.80%, 6/15/21 ................................................   1,751,000,000    IDR       134,102
          FR35, 12.90%, 6/15/22 ................................................   1,670,000,000    IDR       128,247
          FR40, 11.00%, 9/15/25 ................................................   1,060,000,000    IDR        69,458
          FR42, 10.25%, 7/15/27 ................................................   5,447,000,000    IDR       331,912


                             18 | Semiannual Report

Templeton Income Trust

       TEMPLETON INTERNATIONAL BOND FUND                                            PRINCIPAL AMOUNT(a)      VALUE
       ---------------------------------                                           --------------------   -----------
       BONDS (CONTINUED)
       INDONESIA (CONTINUED)
       Government of Indonesia, (continued)
          FR43, 10.25%, 7/15/22 ................................................      95,000,000    IDR   $     6,043
          FR44, 10.00%, 9/15/24 ................................................      63,000,000    IDR         3,839
          FR46, 9.50%, 7/15/23 .................................................   2,590,000,000    IDR       152,957
          FR47, 10.00%, 2/15/28 ................................................   3,532,000,000    IDR       209,325
          FR49, 9.00%, 9/15/13 .................................................     520,000,000    IDR        37,850
   (d)    senior bond, 144A, 8.50%, 10/12/35 ...................................         100,000               77,500
   (d)    senior bond, 144A, 7.75%, 1/17/38 ....................................         100,000               70,571
(d, g)    senior note, 144A, 11.625%, 3/04/19 ..................................         110,000              109,204
                                                                                                          -----------
                                                                                                            1,359,619
                                                                                                          -----------
       MALAYSIA 1.1%
       Government of Malaysia,
          4.032%, 9/15/09 ......................................................          20,000    MYR         5,452
          3.833%, 9/28/11 ......................................................         530,000    MYR       147,570
          3.814%, 2/15/17 ......................................................          55,000    MYR        14,449
                                                                                                          -----------
                                                                                                              167,471
                                                                                                          -----------
       MEXICO 9.3%
       Government of Mexico,
          9.00%, 12/20/12 ......................................................            8000(h) MXN         5,454
          8.00%, 12/19/13 ......................................................           2,300(h) MXN        14,970
          8.00%, 12/17/15 ......................................................          25,000(h) MXN       162,176
          8.00%, 12/07/23 ......................................................          53,000(h) MXN       327,836
          10.00%, 11/20/36 .....................................................          40,000(h) MXN       280,894
          M 20, 7.50%, 6/03/27 .................................................         117,000(h) MXN       678,419
                                                                                                          -----------
                                                                                                            1,469,749
                                                                                                          -----------
       NETHERLANDS 2.8%
       Government of the Netherlands, 4.00%, 7/15/18 ...........................         345,000    EUR       444,249
                                                                                                          -----------
       POLAND 3.7%
       Government of Poland,
          6.00%, 5/24/09 .......................................................         710,000    PLN       194,501
          5.75%, 9/23/22 .......................................................       1,500,000    PLN       392,486
                                                                                                          -----------
                                                                                                              586,987
                                                                                                          -----------
       RUSSIA 6.1%
       Government of Russia,
   (d)    144A, 7.50%, 3/31/30 .................................................         417,480              368,426
   (i)    senior bond, Reg S, 7.50%, 3/31/30 ...................................         671,300              592,422
                                                                                                          -----------
                                                                                                              960,848
                                                                                                          -----------


                             Semiannual Report | 19

Templeton Income Trust

       TEMPLETON INTERNATIONAL BOND FUND                                            PRINCIPAL AMOUNT(a)      VALUE
       ---------------------------------                                           --------------------   -----------
       BONDS (CONTINUED)
       SOUTH AFRICA 2.3%
       Government of South Africa,
          5.25%, 5/16/13 .......................................................          50,000    EUR   $    60,164
          4.50%, 4/05/16 .......................................................         100,000    EUR       104,386
          senior note, 6.50%, 6/02/14 ..........................................          25,000               24,852
          senior note, 5.875%, 5/30/22 .........................................         200,000              174,000
                                                                                                          -----------
                                                                                                              363,402
                                                                                                          -----------
       SOUTH KOREA 13.2%
       Korea Treasury Bond,
          0500-1609, 5.00%, 9/10/16 ............................................      16,000,000    KRW        10,460
          0525-1209, 5.25%, 9/10/12 ............................................     506,000,000    KRW       339,786
          0525-2703, 5.25%, 3/10/27 ............................................     293,300,000    KRW       188,850
          0550-1709, 5.50%, 9/10/17 ............................................     751,000,000    KRW       503,476
          0550-2803, 5.50%, 3/10/28 ............................................     220,000,000    KRW       146,529
          0575-1309, 5.75%, 9/10/13 ............................................     220,000,000    KRW       150,310
          0575-1809, 5.75%, 9/10/18 ............................................   1,096,900,000    KRW       752,226
                                                                                                          -----------
                                                                                                            2,091,637
                                                                                                          -----------
   (j) SUPRANATIONAL 3.6%
       European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14 ..........         110,000    NZD        61,130
       Inter-American Development Bank, 1.90%, 7/08/09 .........................      50,000,000    JPY       514,530
                                                                                                          -----------
                                                                                                              575,660
                                                                                                          -----------
       SWEDEN 2.9%
       Government of Sweden, 5.25%, 3/15/11 ....................................       3,805,000    SEK       457,124
                                                                                                          -----------
       VENEZUELA 1.4%
       Government of Venezuela,
          10.75%, 9/19/13 ......................................................         125,000               86,875
   (i)    senior bond, Reg S, 5.375%, 8/07/10 ..................................         165,000              140,663
                                                                                                          -----------
                                                                                                              227,538
                                                                                                          -----------
       TOTAL BONDS (COST $14,548,792) ..........................................                           12,374,111
                                                                                                          -----------
       SHORT TERM INVESTMENTS 9.2%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 6.6%
       EGYPT 5.3%
   (k) Egypt Treasury Bills,
          3/10/09 - 4/21/09 ....................................................         725,000    EGP       129,000
          3/31/09 ..............................................................       1,100,000    EGP       195,851
          4/28/09 ..............................................................       2,900,000    EGP       511,811
                                                                                                          -----------
                                                                                                              836,662
                                                                                                          -----------
       SWEDEN 1.3%
   (k) Sweden Treasury Bill, 3/18/09 ...........................................       1,930,000    SEK       213,955
                                                                                                          -----------
TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $1,106,163) ...............                            1,050,617
                                                                                                          -----------


                             20 | Semiannual Report

Templeton Income Trust

       TEMPLETON INTERNATIONAL BOND FUND                                                  SHARES             VALUE
       ---------------------------------                                           --------------------   -----------
       SHORT TERM INVESTMENTS (CONTINUED)
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $15,654,955) ..........                          $13,424,728
                                                                                                          -----------
       MONEY MARKET FUNDS (COST $407,090) 2.6%
       UNITED STATES 2.6%
   (l) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.25% ....         407,090              407,090
                                                                                                          -----------
       TOTAL INVESTMENTS (COST $16,062,045) 87.2% ..............................                           13,831,818
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 5.1% ..........                              803,997
       OTHER ASSETS, LESS LIABILITIES 7.7% .....................................                            1,214,443
                                                                                                          -----------
       NET ASSETS 100.0% .......................................................                          $15,850,258
                                                                                                          ===========

See Abbreviations on page 39.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $758,644, representing 4.79% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation. See Note 1(h).

(g)  Security purchased on a delayed delivery basis. See Note 1(c).

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $733,085, representing 4.63% of net assets.

(j) A supranational organization is an entity formed by two or more central governments through international treaties.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Templeton Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (unaudited)

                                                                          TEMPLETON
                                                                        INTERNATIONAL
                                                                          BOND FUND
                                                                        -------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...................................   $ 15,654,955
      Cost - Sweep Money Fund (Note 7) ..............................        407,090
                                                                        ------------
      Total cost of investments .....................................   $ 16,062,045
                                                                        ------------
      Value - Unaffiliated issuers ..................................   $ 13,424,728
      Value - Sweep Money Fund (Note 7) .............................        407,090
                                                                        ------------
      Total value of investments ....................................     13,831,818
   Cash .............................................................        108,654
   Foreign currency, at value (cost $ 883,343) ......................        880,649
   Receivables:
      Capital shares sold ...........................................         89,115
      Interest ......................................................        296,600
      Affiliates ....................................................        109,620
   Unrealized appreciation on forward exchange contracts (Note 8) ...      1,260,451
                                                                        ------------
         Total assets ...............................................     16,576,907
                                                                        ------------
Liabilities:
   Payables:
      Investment securities purchased ...............................        126,054
      Capital shares redeemed .......................................         93,535
   Unrealized depreciation on forward exchange contracts (Note 8) ...        456,454
   Unrealized depreciation on swap contracts (Note 9) ...............         10,841
   Accrued expenses and other liabilities ...........................         39,765
                                                                        ------------
         Total liabilities ..........................................        726,649
                                                                        ------------
            Net assets, at value ....................................   $ 15,850,258
                                                                        ------------
Net assets consist of:
   Paid-in capital ..................................................   $ 18,026,854
   Distributions in excess of net investment income .................       (341,223)
   Net unrealized appreciation (depreciation) .......................     (1,461,602)
   Accumulated net realized gain (loss) .............................       (373,771)
                                                                        ------------
            Net assets, at value ....................................   $ 15,850,258
                                                                        ============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Templeton Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2009 (unaudited)

                                                                          TEMPLETON
                                                                        INTERNATIONAL
                                                                          BOND FUND
                                                                        -------------
CLASS A:
   Net assets, at value .............................................    $12,823,820
                                                                         -----------
   Shares outstanding ...............................................      1,449,275
                                                                         -----------
   Net asset value per share(a) .....................................    $      8.85
                                                                         -----------
   Maximum offering price per share (net asset value per
      share / 95.75%) ...............................................    $      9.24
                                                                         -----------
CLASS C:
   Net assets, at value .............................................    $ 2,454,741
                                                                         -----------
   Shares outstanding ...............................................        277,295
                                                                         -----------
   Net asset value and maximum offering price per share(a) ..........    $      8.85
                                                                         -----------
CLASS R:
   Net assets, at value .............................................    $   219,298
                                                                         -----------
   Shares outstanding ...............................................         24,785
                                                                         -----------
   Net asset value and maximum offering price per share .............    $      8.85
                                                                         -----------
ADVISOR CLASS:
   Net assets, at value .............................................    $   352,399
                                                                         -----------
   Shares outstanding ...............................................         39,795
                                                                         -----------
   Net asset value and maximum offering price per share .............    $      8.86
                                                                         -----------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Templeton Income Trust

STATEMENT OF OPERATIONS
for the six months ended February 28, 2009 (unaudited)

                                                                          TEMPLETON
                                                                        INTERNATIONAL
                                                                          BOND FUND
                                                                        -------------
Investment income:
   Dividends - Sweep Money Fund (Note 7) ............................    $     5,773
   Interest (net of foreign taxes of $11,153) .......................        449,546
                                                                         -----------
         Total investment income ....................................        455,319
                                                                         -----------
Expenses:
   Management fees (Note 3a) ........................................         40,595
   Administrative fees (Note 3b) ....................................         17,050
   Distribution fees: (Note 3c)
      Class A .......................................................         19,495
      Class C .......................................................          8,251
      Class R .......................................................            530
   Transfer agent fees (Note 3e) ....................................          6,662
   Custodian fees (Note 4) ..........................................          5,504
   Reports to shareholders ..........................................          9,998
   Registration and filing fees .....................................         54,850
   Professional fees ................................................         23,017
   Trustees' fees and expenses ......................................          3,543
   Amortization of offering costs ...................................         25,807
   Other ............................................................            838
                                                                         -----------
         Total expenses .............................................        216,140
         Expense reductions (Note 4) ................................            (20)
         Expenses waived/paid by affiliates (Note 3f) ...............       (124,755)
                                                                         -----------
            Net expenses ............................................         91,365
                                                                         -----------
               Net investment income ................................        363,954
                                                                         -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...................................................     (1,476,053)
      Foreign currency transactions .................................      1,102,338
                                                                         -----------
               Net realized gain (loss) .............................       (373,715)
                                                                         -----------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...................................................     (1,732,548)
      Translation of other assets and liabilities denominated in
         foreign currencies .........................................        527,372
                                                                         -----------
               Net change in unrealized appreciation
                  (depreciation) ....................................     (1,205,176)
                                                                         -----------
Net realized and unrealized gain (loss) .............................     (1,578,891)
                                                                         -----------
Net increase (decrease) in net assets resulting from operations .....    $(1,214,937)
                                                                         ===========

   The accompanying notes are an integral part of these financial statements.


                             24 | Semiannual Report

Templeton Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          TEMPLETON INTERNATIONAL BOND FUND
                                                                        ------------------------------------
                                                                         SIX MONTHS ENDED
                                                                        FEBRUARY 28, 2009      YEAR ENDED
                                                                            (UNAUDITED)     AUGUST 31, 2008(a)
                                                                        -----------------   ------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .........................................      $   363,954         $   373,368
      Net realized gain (loss) from investments and foreign currency
         transactions ...............................................         (373,715)             63,666
      Net change in unrealized appreciation (depreciation) on
         investments and translation of other assets and liabilities
         denominated in foreign currencies ..........................       (1,205,176)           (256,426)
                                                                           -----------         -----------
            Net increase (decrease) in net assets resulting from
               operations ...........................................       (1,214,937)            180,608
                                                                           -----------         -----------
   Distributions to shareholders from:
      Net investment income and net foreign currency gains:
         Class A ....................................................         (625,614)           (376,272)
         Class C ....................................................         (108,658)            (38,958)
         Class R ....................................................           (9,037)             (4,704)
         Advisor Class ..............................................          (13,448)             (2,529)
      Net realized gains:
         Class A ....................................................           (1,470)                 --
         Class C ....................................................             (267)                 --
         Class R ....................................................              (21)                 --
         Advisor Class ..............................................              (32)                 --
                                                                           -----------         -----------
   Total distributions to shareholders ..............................         (758,547)           (422,463)
                                                                           -----------         -----------
      Capital share transactions: (Note 2)
         Class A ....................................................          660,510          13,961,058
         Class C ....................................................          708,857           2,087,979
         Class R ....................................................           43,232             209,719
         Advisor Class ..............................................          230,170             163,408
                                                                           -----------         -----------
   Total capital share transactions .................................        1,642,769          16,422,164
                                                                           -----------         -----------
   Redemption fees ..................................................               --                 664
                                                                           -----------         -----------
            Net increase (decrease) in net assets ...................         (330,715)         16,180,973
Net assets:
   Beginning of period ..............................................       16,180,973                  --
                                                                           -----------         -----------
   End of period ....................................................      $15,850,258         $16,180,973
                                                                           ===========         ===========
Undistributed net investment income (distributions in excess of net investment income):
   End of period ....................................................      $  (341,223)        $    51,580
                                                                           ===========         ===========

(a) For the period December 3, 2007 (commencement of operations) to August 31, 2008.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 25

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                             26 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized appreciation or depreciation on the contracts, as measured


                             Semiannual Report | 27

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS (CONTINUED)

by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. INTEREST RATE SWAPS

The Fund may enter into interest rate swap contracts to hedge the risk of changes in interest rates. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The interest receivable or payable is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made are recorded as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. When the swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in the market conditions and the possible inability of the counterparty to fulfill its obligations under the agreement.

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions as of February 28, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Funds may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                             28 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

H. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any Fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.


                             Semiannual Report | 29

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                             SIX MONTHS ENDED           YEAR ENDED
                                            FEBRUARY 28, 2009        AUGUST 31, 2008(a)
                                         ----------------------   -----------------------
                                          SHARES       AMOUNT       SHARES       AMOUNT
                                         --------   -----------   ---------   -----------
CLASS A SHARES:
   Shares sold .......................    466,666   $ 4,462,809   1,550,787   $15,599,411
   Shares issued in reinvestment of
      distributions ..................     26,429       254,985      13,336       134,656
   Shares redeemed ...................   (430,604)   (4,057,284)   (177,339)   (1,773,009)
                                         --------   -----------   ---------   -----------
   Net increase (decrease) ...........     62,491   $   660,510   1,386,784   $13,961,058
                                         ========   ===========   =========   ===========
CLASS C SHARES:
   Shares sold .......................    147,538   $ 1,442,198     263,956   $ 2,677,098
   Shares issued in reinvestment of
      distributions ..................      9,658        93,323       3,712        37,548
   Shares redeemed ...................    (85,317)     (826,664)    (62,252)     (626,667)
                                         --------   -----------   ---------   -----------
   Net increase (decrease) ...........     71,879   $   708,857     205,416   $ 2,087,979
                                         ========   ===========   =========   ===========
CLASS R SHARES:
   Shares sold .......................      7,413   $    70,793      24,908   $   255,322
   Shares issued in reinvestment of
      distributions ..................        932         8,989         434         4,397
   Shares redeemed ...................     (4,000)      (36,550)     (4,902)      (50,000)
                                         --------   -----------   ---------   -----------
   Net increase (decrease) ...........      4,345   $    43,232      20,440   $   209,719
                                         ========   ===========   =========   ===========
ADVISOR CLASS SHARES:
   Shares sold .......................     23,996   $   232,686      18,380   $   186,464
   Shares issued in reinvestment of
      distributions ..................      1,012         9,762         196         1,965
   Shares redeemed ...................     (1,282)      (12,278)     (2,507)      (25,021)
                                         --------   -----------   ---------   -----------
   Net increase (decrease) ...........     23,726   $   230,170      16,069   $   163,408
                                         ========   ===========   =========   ===========

(a) For the period December 3, 2007 (commencement of operations) to August 31, 2008.


                             30 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
----------                                                      ---------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE                         NET ASSETS
-------------------   -----------------------------------------------------
      0.500%          Up to and including $200 million
      0.450%          Over $200 million, up to and including $1.3 billion
      0.400%          In excess of $1.3 billion

B. ADMINISTRATIVE FEES

The Funds pays an administrative fee to FT Services based of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Trust's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. This change was effective February 1, 2009. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. Prior to February 1, 2009, under the Fund's Class A compensation distribution plan, the Fund paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets.

In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


                             Semiannual Report | 31

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..   0.35%
Class C ..   0.65%
Class R ..   0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   brokers/dealers ...........................................   $2,504
Contingent deferred sales charges retained ...................   $  273

E. TRANSFER AGENT FEES

For the period ended February 28, 2009, the Fund paid transfer agent fees of $6,662, of which $5,977 was retained by Investor Services.

F. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and Advisers have agreed in advance to waive all or a portion of their respective fees and assume payment of other expenses, through December 31, 2009. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After December 31, 2009, FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At February 28, 2009, Advisers owned 48.37% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             32 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

5. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $16,078,330
                                                ===========
Unrealized appreciation .....................   $   166,981
Unrealized depreciation .....................    (2,413,493)
                                                -----------
Net unrealized appreciation (depreciation) ..   $(2,246,512)
                                                ===========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, interest rate swaps, non-deductible offering costs, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, interest rate swaps, bond discounts and premiums, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2009, aggregated $10,078,914 and $8,198,711, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At February 28, 2009, the Fund had the following forward exchange contracts outstanding:

                                     CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                    AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
                                    ---------       ----------   ------------   ------------
CONTRACTS TO BUY
    90,678   Euro ...............    118,442          3/03/09        $--         $ (3,593)
   136,017   Euro ...............    177,883          3/04/09         --           (5,610)
34,468,000   Kazakhstani Tenge ..    270,125          3/11/09         --          (45,061)
   770,000   Norwegian Krone ....    378,840  RON     3/11/09         --           (1,672)


                             Semiannual Report | 33

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
                                              AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                            -------------       ----------   ------------   ------------
CONTRACTS TO BUY (CONTINUED)
      206,448   Peruvian Nuevo Sol ......         838,538 MXN      3/11/09   $      8,468   $         --
      401,000   Russian Ruble ...........           9,389 EUR      3/20/09             --           (848)
  458,676,000   Vietnamese Dong .........          32,945 AUD      3/23/09          5,096             --
      640,124   Kazakhstani Tenge .......          56,244 MXN      4/01/09            390             --
      132,002   Euro ....................         169,739          4/14/09             --         (2,585)
      132,002   Euro ....................         254,600 SGD      4/14/09          2,787             --
      221,223   Malaysian Ringgit .......          45,393 EUR      4/21/09          2,123             --
    3,131,255   Kazakhstani Tenge .......          25,022          4/30/09             --         (6,157)
       68,610   Peruvian Nuevo Sol ......          25,000          5/08/09             --         (4,144)
       54,854   Peruvian Nuevo Sol ......          20,294          5/15/09             --         (3,634)
       68,618   Peruvian Nuevo Sol ......          25,367          5/19/09             --         (4,538)
  109,000,000   Indonesian Rupiah .......           7,530          5/22/09          1,274             --
  128,539,000   Vietnamese Dong .........           9,025 AUD      5/29/09          1,505             --
  111,841,000   Vietnamese Dong .........           7,856 AUD      6/02/09          1,305             --
    7,000,000   Japanese Yen ............          75,737          6/05/09             --         (3,850)
      373,776   Malaysian Ringgit .......          75,930 EUR      6/09/09          4,592             --
      314,883   Malaysian Ringgit .......          63,274 EUR      6/10/09          4,746             --
      300,908   Swiss Franc .............         195,204 EUR      6/11/09         10,542             --
       53,511   Malaysian Ringgit .......          10,723 EUR      6/12/09            845             --
       69,844   Malaysian Ringgit .......          14,063 EUR      6/15/09          1,018             --
      138,001   Malaysian Ringgit .......          27,879 EUR      6/16/09          1,895             --
    1,427,138   Russian Ruble ...........         643,546 MXN      6/16/09             --         (3,980)
  473,502,000   Vietnamese Dong .........          33,228 AUD      6/22/09          5,494             --
      124,794   Malaysian Ringgit .......          25,054 EUR      7/14/09          1,926             --
      308,351   Malaysian Ringgit .......          61,634 EUR      7/15/09          5,105             --
       80,191   Malaysian Ringgit .......          16,035 EUR      7/16/09          1,320             --
       81,477   Malaysian Ringgit .......          16,285 EUR      7/17/09          1,351             --
       56,721   Malaysian Ringgit .......          11,274 EUR      7/24/09          1,021             --
    2,116,724   Russian Ruble ...........         126,146 NZD      8/12/09             --         (9,164)
    1,030,519   Russian Ruble ...........          61,575 NZD      8/14/09             --         (4,571)
3,221,163,740   Vietnamese Dong .........       1,919,953 MXN      9/08/09         57,742             --
      193,000   Chinese Yuan Renminbi ...          20,104 EUR      9/18/09          2,429             --
    1,202,800   Chinese Yuan Renminbi ...         125,681 EUR      9/23/09         14,586             --
      404,752   Malaysian Ringgit .......         109,230          9/23/09            112             --
      536,000   Chinese Yuan Renminbi ...          55,232 EUR      9/24/09          7,476             --
    3,554,352   Russian Ruble ...........         169,097 AUD      9/24/09             --        (19,365)
    2,016,848   Russian Ruble ...........          96,943 AUD      9/28/09             --        (11,715)
  326,243,438   Vietnamese Dong .........          26,492 AUD     10/07/09          1,322             --
      107,710   Chinese Yuan Renminbi ...          23,272 AUD     10/13/09            839             --
      472,423   Chinese Yuan Renminbi ...          50,130 EUR     10/15/09          4,658             --
      474,727   Chinese Yuan Renminbi ...          50,771 EUR     10/16/09          4,173             --
      183,786   Chinese Yuan Renminbi ...          39,026 AUD     10/19/09          1,861             --
      636,308   Chinese Yuan Renminbi ...          68,329 EUR     10/19/09          5,223             --
      393,000   Chinese Yuan Renminbi ...          56,771         10/21/09             --            (68)


                             34 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                              CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
                                              AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                            -------------       ----------   ------------   ------------
CONTRACTS TO BUY (CONTINUED)
      568,068   Chinese Yuan Renminbi ...          82,126         10/23/09   $         --   $       (174)
      968,175   Chinese Yuan Renminbi ...         139,223         10/26/09            426             --
      578,604   Chinese Yuan Renminbi ...          82,599         10/27/09            854             --
   17,444,500   Chinese Yuan Renminbi ...       2,510,000         11/18/09          2,712             --
  518,000,000   Indonesian Rupiah .......          37,604         11/18/09          1,857             --
    3,078,275   Malaysian Ringgit .......         850,000         11/18/09             --        (17,156)
   28,602,500   Russian Ruble ...........         850,000         11/18/09             --       (165,855)
  152,255,100   Japanese Yen ............       1,601,000         11/18/09             --        (28,933)
      420,000   Russian Ruble ...........           9,397 EUR     11/20/09             --         (1,877)
  576,000,000   Indonesian Rupiah .......          37,564         11/23/09          6,238             --
      446,080   Swedish Krona ...........          43,497 EUR     11/30/09             --         (5,368)
      210,000   Chinese Yuan Renminbi ...          28,728         12/04/09          1,489             --
      265,000   Chinese Yuan Renminbi ...          28,773 EUR     12/04/09          1,655             --
      315,576   Malaysian Ringgit .......          85,789         12/04/09             --           (386)
3,556,000,000   Indonesian Rupiah .......         254,000         12/07/09         15,060             --
      473,554   Chinese Yuan Renminbi ...          67,044         12/14/09          1,050             --
      633,360   Chinese Yuan Renminbi ...          89,684         12/15/09          1,383             --
      371,083   Chinese Yuan Renminbi ...          52,729         12/16/09            622             --
      187,321   Malaysian Ringgit .......          52,729         12/16/09             --         (2,029)
      130,906   Chinese Yuan Renminbi ...          18,516         12/17/09            304             --
       66,286   Malaysian Ringgit .......          18,516         12/17/09             --           (574)
      393,711   Chinese Yuan Renminbi ...          55,547         12/18/09          1,051             --
       79,321   Malaysian Ringgit .......          22,219         12/21/09             --           (748)
       51,503   Malaysian Ringgit .......          14,812         12/23/09             --           (872)
       58,271   Malaysian Ringgit .......          16,664         12/28/09             --           (890)
      303,633   Mexican Peso ............          20,467          1/20/10             --         (1,688)
    4,515,918   Mexican Peso ............         307,010          1/21/10             --        (27,751)
    2,982,100   Mexican Peso ............         198,763          2/03/10             --        (14,707)
    4,510,000   Mexican Peso ............         297,995          2/04/10             --        (19,678)
      272,835   Malaysian Ringgit .......          75,161          2/12/10             --         (1,270)
  121,000,000   South Korean Won ........          88,971          2/12/10             --         (8,304)
       69,000   Malaysian Ringgit .......          18,922          2/17/10             --           (234)
      900,000   Malaysian Ringgit .......         242,424          2/25/10          1,354             --
CONTRACTS TO SELL
       90,678   Euro ....................         135,923          3/03/09   $     21,073   $         --
      136,017   Euro ....................         203,471          3/04/09         31,198             --
       34,004   Euro ....................       5,212,643 JPY      3/10/09         10,355             --
    2,275,000   Mexican Peso ............         200,883          3/11/09         51,947             --
    2,275,000   Mexican Peso ............      91,511,875 CLP      3/11/09          4,222             --
      180,000   New Zealand Dollar ......       5,455,800 INR      3/11/09         16,786             --
  100,900,000   South Korean Won ........         100,789 CHF      3/25/09         20,329             --
       53,265   Euro ....................       8,129,128 JPY      3/31/09         15,892             --
      297,808   Mexican Peso ............          26,678          4/01/09          7,275             --
      192,692   Euro ....................      29,840,079 JPY      4/06/09         61,971             --


                             Semiannual Report | 35

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
                                              AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                            -------------       ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
   70,546,000   South Korean Won ........          73,229 CHF      4/06/09   $     16,582   $         --
      132,002   Euro ....................         204,036          4/14/09         36,883             --
       86,484   Euro ....................      13,453,667 JPY      4/14/09         28,466             --
      132,002   Euro ....................         278,641 SGD      4/14/09         12,734             --
       51,777   Euro ....................       8,096,749 JPY      4/20/09         17,488             --
      703,327   Mexican Peso ............         178,448 PEN      4/30/09          8,745             --
    1,501,739   Mexican Peso ............         135,938          5/04/09         38,740             --
      478,223   Mexican Peso ............       1,770,763 INR      5/04/09          3,590             --
    1,448,433   Mexican Peso ............         131,971          5/06/09         38,257             --
      605,745   Mexican Peso ............       1,356,479 RUB      6/04/09             --         (3,221)
       94,737   Euro ....................         146,039          6/10/09         26,066             --
      537,271   Mexican Peso ............       1,193,225 RUB      6/10/09             --         (3,198)
    1,124,315   Mexican Peso ............       2,498,287 RUB      6/16/09             --         (6,823)
      842,933   Mexican Peso ............       1,858,769 RUB      7/10/09             --         (5,966)
       65,140   Euro ....................         100,702          7/13/09         18,196             --
      420,246   Mexican Peso ............         925,283 RUB      7/13/09             --         (3,040)
       65,141   Euro ....................         100,815          7/14/09         18,308             --
       65,141   Euro ....................         101,854          7/15/09         19,347             --
       32,570   Euro ....................          51,128          7/17/09          9,875             --
       57,624   Euro ....................          90,141          7/24/09         17,151             --
      167,321   Mexican Peso ............         375,469 RUB      7/24/09             --         (1,072)
      487,926   New Zealand Dollar ......   3,343,269,158 IDR      7/28/09         22,418             --
      290,000   Mexican Peso ............          27,179          7/29/09          8,710             --
      656,158   New Zealand Dollar ......   4,419,417,879 IDR      8/04/09         23,471             --
      113,994   New Zealand Dollar ......     756,553,521 IDR      8/05/09          3,175             --
       58,173   New Zealand Dollar ......     704,974,590 VND      8/14/09         10,446             --
       90,000   Euro ....................      10,894,050 JPY     11/18/09             --         (1,600)
   75,403,500   Japanese Yen ............         850,000         11/18/09         71,442             --
       37,905   Euro ....................          47,981         11/19/09             --            (69)
       94,682   Euro ....................         119,195         11/20/09             --           (826)
       56,661   Euro ....................          70,603         11/24/09             --         (1,224)
       21,713   Euro ....................          27,174         11/25/09             --           (351)
       21,877   Euro ....................          28,549         11/30/09            816             --
        4,392   Euro ....................           5,553         12/08/09             --            (15)
    1,228,000   Singapore Dollar ........         817,982          1/29/10         24,077             --
      179,187   New Zealand Dollar ......          90,586          2/02/10          2,215             --
      287,000   Singapore Dollar ........         190,981          2/02/10          5,432             --
      186,524   New Zealand Dollar ......          93,131          2/03/10          1,145             --
      257,000   Singapore Dollar ........         170,652          2/03/10          4,498             --
      258,000   Singapore Dollar ........         170,369          2/04/10          3,568             --
      206,000   Singapore Dollar ........         136,437          2/05/10          3,255             --
      162,000   Singapore Dollar ........         107,605          2/08/10          2,868             --


                             36 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
                                              AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                            -------------       ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
      206,000   Singapore Dollar ........         136,804          2/09/10   $      3,619   $         --
       81,500   Singapore Dollar ........          54,638          2/11/10          1,946             --
       20,321   New Zealand Dollar ......          10,555          2/12/10            536             --
       27,121   New Zealand Dollar ......          13,566          2/22/10            199             --
Unrealized Appreciation (Depreciation) on offsetting forward exchange
   contracts .............................................................        315,860             --
                                                                             ------------   ------------
Unrealized Appreciation (Depreciation) on forward exchange contracts .....      1,260,451       (456,454)
                                                                             ------------   ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE
      CONTRACTS ..........................................................   $    803,997
                                                                             ============

(a)  In U.S. Dollar unless otherwise indicated.

See Abbreviations on page 39.

9. INTEREST RATE SWAPS

At February 28, 2009, the Fund had the following interest rate swap contracts outstanding:

 COUNTER-   RECEIVE --               PAY --          NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
  PARTY     FIXED RATE           FLOATING RATE           AMOUNT(a)           DATE      APPRECIATION   DEPRECIATION
---------   ----------       ---------------------   ------------------   ----------   ------------   ------------
Citigroup   8.00%        MXN Interbank Equilibrium
                             Interest Rate                  600,000 MXN      1/18/19        $--        $ (1,965)
Citigroup   8.07%        MXN Interbank Equilibrium
                             Interest Rate                3,010,000 MXN      1/22/19         --          (8,876)
                                                                                            ---        --------
   Unrealized appreciation (depreciation) on interest rate swaps....................         --         (10,841)
                                                                                            ---        --------
      NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAPS.............                   $(10,841)
                                                                                                       ========

See Abbreviations on page 39.

10. CREDIT RISK

The Fund has 16.92% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

11. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                             Semiannual Report | 37

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

12. CREDIT FACILITY

Effective, January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $5 of its pro rata portion of the Global Credit Facility, which is reflected in Other expenses on the Statement of Operations. During the period ended February 28, 2009, the Fund did not utilize the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                              38| Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

13. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                          LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                        ----------   -----------   -------   -----------
ASSETS:
   Investments in Securities ........   $1,457,707   $12,374,111     $--     $13,831,818
   Other Financial Instruments(a)....           --     1,260,451      --       1,260,451
LIABILITIES:
   Other Financial Instruments(a) ...           --       467,295      --         467,295

(a) Other financial instruments include(s) net unrealized appreciation (depreciation) on forward exchange contracts and swaps.

14. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS CURRENCY
AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
RON - Romanian Leu-New
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
VND - Vietnamese Dong

SELECTED PORTFOLIO
FRN - Floating Rate Note


                             Semiannual Report | 39

Templeton Income Trust

SHAREHOLDER INFORMATION

TEMPLETON INTERNATIONAL BOND FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                              40| Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund


INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Fund Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North
Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08

                                               Not part of the semiannual report

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON INTERNATIONAL BOND FUND

INVESTMENT MANAGER
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PRINCIPAL UNDERWRITER
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SHAREHOLDER SERVICES
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Authorized for distribution only when accompanied or preceded by a prospectus.
Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

447 S2009 04/09


FEBRUARY 28, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

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and click "My Profile"

                                   (GRAPHIC)

                                                                    FIXED INCOME

                                    TEMPLETON
                            GLOBAL TOTAL RETURN FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                         Franklin Templeton Investments

                          GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Templeton Global Total Return Fund ........................................    3
Performance Summary .......................................................   10
Your Fund's Expenses ......................................................   13
Financial Highlights and Statement of Investments .........................   15
Financial Statements ......................................................   24
Notes to Financial Statements .............................................   28
Shareholder Information ...................................................   40

Shareholder Letter

Dear Shareholder:

We are pleased to bring you the inaugural report for Templeton Global Total Return Fund covering the period since inception on September 30, 2008, through February 28, 2009. The Fund is a multi-sector global bond fund designed to seek fixed income opportunities around the world. The Fund's flexible mandate allows us to invest in any country, currency or fixed income sector as we attempt to take advantage of income and capital appreciation opportunities as they may arise. The Fund can tap the knowledge and expertise of the Franklin Templeton Fixed Income Group and its global specialist teams covering every major sector of the fixed income market.

During the five months ended February 28, 2009, world economies entered into a significant slowdown spawned by the U.S. housing and credit market crises. Despite coordinated efforts by many governments to address these problems, the severe economic conditions and high degree of uncertainty fueled market volatility. Although this difficult environment is bound to provoke great concern, we believe it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we believe recent conditions can offer opportunities among the countries and asset classes where we invest. Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for future market stabilization and recovery.

Templeton Global Total Return Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, the portfolio manager discusses investment decisions and Fund performance for the period. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                     Not part of the semiannual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long-term. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Christopher J. Molumphy
Christopher J. Molumphy, CFA
President and Chief Executive Officer - Investment Management
Templeton Income Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Templeton Global Total Return Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Total Return Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, "bonds"). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/28/09

                                   (PIE CHART)

Government Bonds                            88.4%
Municipal Bonds                              4.3%
Short-Term Investments & Other Net Assets    7.3%

This inaugural semiannual report for Templeton Global Total Return Fund covers the period since the Fund's inception on September 30, 2008, through February 28, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Templeton Global Total Return Fund - Class A had a -1.74% cumulative total return for the period under review. The Fund performed better than its benchmark, the Barclays Capital (BC; formerly, Lehman Brothers) Multiverse Index,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                              Semiannual Report | 3
which had a cumulative total return of -9.33% for the same period.(1) You can find the Fund's performance data in the Performance Summary beginning on page 10.

ECONOMIC AND MARKET OVERVIEW

The period under review encompassed one of the most challenging periods in decades for the global economy and financial markets. The series of economic and financial shocks culminated in a systemic failure of U.S. financial institutions and led to an intensified worldwide financial crisis. Rising uncertainty and risk aversion negatively impacted global capital flows with severe effects for global demand and trade and contributed to a series of bank bailouts in the U.S. and Europe. Global central banks reacted with aggressive interest rate reductions, and in some cases, moved toward unconventional monetary easing measures to increase liquidity by expanding central bank balance sheets.

The commodity price-driven inflation shock from early 2008 unwound as global economic growth and asset prices deteriorated sharply. Lower inflation provided central banks worldwide with significant scope for reducing interest rates. During the period, the U.S. Federal Reserve Board (Fed) cut the federal funds target rate 175 basis points (bps; 100 bps equal one percentage point) to 0.25% and initiated an asset purchase program. While U.S. economic growth slowed in the fourth quarter of 2008 at a -0.8% rate year-over-year, job shedding and business spending retrenchment further weakened economic activity into 2009. The unemployment rate rose from 6.2% on September 30, 2008, to 8.1% on February 28, 2009.(2) Eurozone economic activity weakened even more abruptly than in the U.S., contracting 1.2% year-over-year in the fourth quarter of 2008, as deleveraging's impact on investment activity contributed to a deepening recession.(3) The European Central Bank cut interest rates 225 bps to 2.00% during the period and significantly stepped up liquidity operations to aid the banking sector. In Asia, the Bank of Japan cut interest rates 40 bps to 0.10%, and the central bank of China cut 189 bps to 5.31%. Although Asia's economic growth slowed during the period, hampered by declining global trade, it was notably less severe than in the U.S. or Europe.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The BC Multiverse Index provides a broad-based measure of the international fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Eurostat.


                              4 | Semiannual Report

For instance, China registered 6.8% economic growth year-over-year in fourth quarter 2008.(4) The world's largest economies also complemented central bank measures with large fiscal stimulus packages to address the crisis. In particular, China proposed fiscal measures for the next two years worth about 12% of 2009 gross domestic product to cushion the declines in investment activity and labor demand.(5)

INVESTMENT STRATEGY

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rate changes and credit risks.

MANAGER'S DISCUSSION

The Fund's total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

INTEREST RATE STRATEGY

The global backdrop of weak economic growth, disinflation and monetary easing was positive for developed global bond markets. However, increased risk aversion accompanied this environment, negatively impacting government bond yields in some non-developed markets. We used this period of heightened volatility and forced selling to build positions where we believed yields were dislocated from fundamentals. Despite the weak global growth environment and significant financial sector deleveraging that reduced inflation risk over the near term, we remained cautious toward the U.S. government bond market. We considered it a less attractive interest rate opportunity, and we remained concerned about the magnitude of fiscal easing, monetary measures and unwinding of global imbalances that could potentially reduce foreign participation in the U.S. market over the medium term. Although the Fund held exposure to eurozone government bonds, its underweighted position hampered performance relative to the benchmark index as long-term bond yields fell during the period. Additionally, our lack of exposure to U.S. government bonds hurt the Fund as their long-term yields also fell. We continued to find other global bond markets more attractive than the U.S. given our assessment of prospects for economic recoupling of these economies to translate into increased monetary easing. We began to see examples of this in New Zealand,

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/09

                               (PERFORMANCE GRAPH)

Americas               38.5%
Asia Pacific           26.1%
Other Europe           18.4%
EMU*                    6.7%
Middle East & Africa    3.0%
Other Net Assets        7.3%

*    The Fund's EMU investments were in Austria, France, Germany and the
     Netherlands.

(4.) Source: National Bureau of Statistics (China).

(5.) Source: International Monetary Fund.


                              Semiannual Report | 5

WHAT IS A CURRENT ACCOUNT?

A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.

Chile and South Korea during the period under review. While the U.S. cut interest rates 175 bps during the period, effectively reaching the limits of using interest rates as a monetary tool, New Zealand cut 400 bps to 3.50%, Chile cut 350 bps to 4.75% and South Korea 325 bps to 2.00%. Other countries such as Mexico and Indonesia cut 75 and 100 bps to 7.50% and 8.25%. Over the period, our interest rate exposures to New Zealand, Chile, Indonesia and South Korea benefited relative Fund performance, while our exposure to Mexico detracted.

WHAT IS BALANCE OF PAYMENTS?

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

CURRENCY STRATEGY

Heightened uncertainty during the reporting period benefited the U.S. dollar, which appreciated 11.56% against its major trading partners.(6) We viewed the U.S. dollar's recent strength as largely due to the global deleveraging process, which increased demand for the dollar, rather than fundamental U.S. economic strength. Although the Fund benefited from its overweighted U.S. dollar allocation relative to the benchmark index, we actively managed the position as the Fund began investing in other currencies. We believed recent developments were not conducive to the U.S. dollar's longer-term strength given the Fed's aggressive money supply expansion, the largest planned fiscal deficits since World War II, the trend toward nationalizing many U.S. financial institutions, and foreigners' decreased interest in holding as many U.S. assets as they had in the past. Although recent fiscal and monetary actions prevented a collapse of the U.S. banking system and are crucial policy steps in dealing with the crisis, we believed they could have longer-term consequences such as higher taxes, lower growth, potential longer-term inflationary risks and a weaker U.S. dollar.

Although a recessionary environment and financial distress were broadly felt across most countries, we sought to position the Fund for relative instead of absolute conditions as drivers of currency valuations. As a result, we positioned for Asian currencies' appreciation against those of highly leveraged developed countries that may have benefited from increased risk aversion but whose fundamentals were weak, specifically the U.S. dollar and the euro. Asian economic growth slowed, but less so than in the U.S. or Europe. We also believed that Asia's more limited financial and economic vulnerabilities could support currency performance over the medium term. The region has demonstrated its ability to generate positive current account surpluses despite declining exports. Additionally, Asian corporate and banking systems were less leveraged going into this crisis, partly a legacy of the late 1990s' financial crisis. Our strategy benefited performance relative to the BC Multiverse Index. For example, the Chinese yuan rose 10.74% against the

(6.) Source: Federal Reserve H10 report.


                              6 | Semiannual Report
euro and the Malaysian ringgit 2.69%.(7) In addition to relative fundamentals, we held a significant exposure to the Japanese yen, which benefited from deleveraging and helped offset volatility realized in other parts of the portfolio. During the period, the Japanese yen rose 20.00% against the euro and 8.50% against the U.S. dollar.(7)

The deepening European recession was complicated by the scale of leverage in the banking and corporate sectors. Additionally, the European Monetary Union's constraints limited policy response. Overall, the Fund benefited from its net negative position in the euro, which declined 9.58% against the U.S. dollar.(7) Exposure to other European currencies detracted, however, due to increased concerns of a hard landing in eastern Europe given the region's dependence on capital flows amid deleveraging. There was insufficient differentiation among currencies during the period given vast fundamental differences among countries across the region. Against the euro, the Polish zloty fell 27.47% and the Swedish krona fell 14.28%.(7)

Other currencies that hampered Fund performance included the Brazilian real and the Indonesian rupiah, which fell 18.79% and 21.29% against the U.S. dollar.(7) Our currency hedging strategies on underlying bond positions helped protect the Fund from downside risk to some degree. For example, the Fund largely avoided the negative impact of the Mexican peso's 27.14% and South Korean won's 21.29% depreciation against the U.S. dollar over the period.(7) We began to unwind these currency hedges later in the reporting period after significant weakening in the exchange rates, although we were exposed to some currency weakness in the process.

GLOBAL CREDIT STRATEGY

In addition to investing in global government bonds, as discussed above, the Fund also invested in the credit sector. As an asset class, these investments may compensate for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury yields. Relative to the benchmark index, the Fund's overall credit positioning during the period benefited relative performance. Specifically, the Fund benefited from its overweighted emerging market sovereign credit position and slight overweighted corporate credit position. The Fund's lack of exposure to securitized credit (such as asset-backed securities) had a neutral impact on relative performance.

The Fund used market volatility to build positions in high-quality credit where we believed investors overestimated default risk because of increased uncertainty and forced selling during this global deleveraging period. U.S. dollar-denominated emerging market sovereign interest rate spreads rose from 442

CURRENCY BREAKDOWN
2/28/09

                         % OF TOTAL
                         NET ASSETS
                         ----------
AMERICAS                    66.6%
U.S. Dollar                 56.7%
Mexican Peso                 6.5%
Brazilian Real               3.4%
ASIA PACIFIC                56.2%
Japanese Yen                21.9%
Chinese Yuan                14.5%
Indonesian Rupiah           12.4%
Malaysian Ringgit            9.2%
South Korean Won             4.3%
Indian Rupee                 3.5%
Vietnamese Dong              0.4%
Australian Dollar            0.1%
New Zealand Dollar*         -0.3%
Singaporean Dollar*         -9.8%
MIDDLE EAST & AFRICA         5.0%
Egyptian Pound               5.0%
EUROPE*                    -27.8%
Swedish Krona                6.8%
Polish Zloty                 2.7%
Russian Ruble                2.5%
British Pound Sterling       0.4%
Euro*                      -40.2%

* Holding is a negative percentage because of the Fund's holdings of forward currency exchange contracts.

(7.) Source: Exshare (via Compustat via Factset).


                              Semiannual Report | 7
bps at the beginning of the reporting period to 672 bps by period-end as measured by the J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG).(8) The Fund also built positions in corporate credit, with an emphasis on investment-grade credit, following the widening of corporate credit spreads to record levels. Over the five-month period, investment-grade corporate credit spreads rose from 366 bps to 469 bps as measured by the BC Global Aggregate Corporate Index.(9) Although the economic and corporate earnings outlook remained challenging for the corporate sector, many nonfi-nancial investment-grade issuers entered the downturn with what we considered relatively solid balance sheets and were able to access capital markets to refinance upcoming debt maturities. For investment-grade financials, recent actions by various government entities on a global basis, particularly in the U.S., helped provide some capital and liquidity to the sector to help them weather the current period of asset write-downs and debt reserve increases. For noninvestment-grade credit, default rates jumped meaningfully. Consequently, we believed the fundamental outlook remained challenging, although valuations, in our opinion, incorporated the weak outlook.

The financial market turbulence also negatively impacted U.S. municipal bond yields during the period. Municipal bonds historically traded at yields near or at a premium to U.S. government bond yields given the asset class's tax advantage. By period-end, the BC Municipal Bond Index yielded 125 bps over U.S. 10-year Treasury bond yields.(10) Spread widening in the period reflected increased investor concern over municipal governments' access to financing. We sought to take advantage of the dislocation in municipal bond valuations relative to fundamentals, particularly given prospects for higher taxes. Fund exposure to this sector contributed positively to performance relative to the benchmark index for the period.

(8.) Source: (C) 2009 Morningstar. The JPM EMBIG tracks total returns for U.S.
     dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

(9.) Source: (C) 2009 Morningstar. The BC Global Aggregate Corporate Index is the corporate component of the BC Global Aggregate Index. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch.

(10.) Source: (C) 2009 Morningstar. The BC Municipal Bond Index is a market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity, and rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P or Fitch.


                              8 | Semiannual Report

Thank you for your participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

(PHOTO OF MICHAEL HASENSTAB)


/s/ Michael Hasenstab
-------------------------------------
Michael Hasenstab, Ph.D.
Portfolio Manager
Templeton Global Total Return Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 9

Performance Summary as of 2/28/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TGTRX)                     CHANGE   2/28/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$0.64    $9.36    $10.00
DISTRIBUTIONS (9/30/08-2/28/09)
Dividend Income                   $0.4882

CLASS C (SYMBOL: N/A)                       CHANGE   2/28/09   9/30/08
---------------------                       ------   -------   -------
Net Asset Value (NAV)                       -$0.64    $9.36    $10.00
DISTRIBUTIONS (9/30/08-2/28/09)
Dividend Income                   $0.4822

CLASS R (SYMBOL: N/A)                       CHANGE   2/28/09   9/30/08
---------------------                       ------   -------   -------
Net Asset Value (NAV)                       -$0.63    $9.37    $10.00
DISTRIBUTIONS (9/30/08-2/28/09)
Dividend Income                   $0.4883

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   2/28/09   9/30/08
---------------------------                 ------   -------   -------
Net Asset Value (NAV)                       -$0.63    $9.37    $10.00
DISTRIBUTIONS (9/30/08-2/28/09)
Dividend Income                   $0.4922


                             10 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE
(CDSC) IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

                                                INCEPTION
CLASS A                                         (9/30/08)
-------                                         ---------
Cumulative Total Return(2)                        -1.74%
Aggregate Total Return(3)                         -5.89%
Value of $10,000 Investment(4)                   $9,411
Aggregate Total Return (3/31/09)(5)               -1.01%
   Total Annual Operating Expenses(6)
      Without Waiver                    1.33%
      With Waiver                       1.09%

                                                INCEPTION
CLASS C                                         (9/30/08)
-------                                         ---------
Cumulative Total Return(2)                        -1.80%
Aggregate Total Return(3)                         -2.74%
Value of $10,000 Investment(4)                   $9,726
Aggregate Total Return (3/31/09)(5)               +2.27%
   Total Annual Operating Expenses(6)
      Without Waiver                    1.73%
      With Waiver                       1.49%

                                                INCEPTION
CLASS R                                         (9/30/08)
-------                                         ---------
Cumulative Total Return(2)                        -1.64%
Aggregate Total Return(3)                         -1.64%
Value of $10,000 Investment(4)                   $9,836
Aggregate Total Return (3/31/09)(5)               +3.42%
   Total Annual Operating Expenses(6)
      Without Waiver                    1.58%
      With Waiver                       1.34%

                                                INCEPTION
ADVISOR CLASS                                   (9/30/08)
-------------                                   ---------
Cumulative Total Return(2)                        -1.60%
Aggregate Total Return(3)                         -1.60%
Value of $10,000 Investment(4)                   $9,840
Aggregate Total Return (3/31/09)(5)               +3.50%
   Total Annual Operating Expenses(6)
      Without Waiver                    1.08%
      With Waiver                       0.84%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES) FOR EACH CLASS OF THE FUND DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 12/31/09.


                             Semiannual Report | 11

ENDNOTES

BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. INVESTING IN DERIVATIVE SECURITIES, SUCH AS FINANCIAL FUTURES AND OPTION CONTRACTS, AND THE FUND'S USE OF FOREIGN CURRENCY TECHNIQUES INVOLVE SPECIAL RISKS AS SUCH TECHNIQUES MAY NOT ACHIEVE THE ANTICIPATED BENEFITS AND/OR MAY RESULT IN LOSSES TO THE FUND. ALSO, THE FUND IS NONDIVERSIFIED AND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, MAY BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods shown.

(3.) Aggregate total return represents the change in value of an investment over the periods shown. Because the Fund has existed for less than one year, average annual total returns are not available.

(4.) This figure represents the value of a hypothetical $10,000 investment in the Fund over the periods shown.

(5.) In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report.


                             12 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT VALUE                    EXPENSES PAID DURING PERIOD*
                                                ACTUAL 9/30/08       ENDING ACCOUNT      ACTUAL 9/30/08-2/28/09
                                             HYPOTHETICAL 9/1/08      VALUE 2/28/09   HYPOTHETICAL 9/1/08-2/28/09
                                           -----------------------   --------------   ----------------------------
CLASS A
Actual                                              $1,000              $  982.60                 $4.50
Hypothetical (5% return before expenses)            $1,000              $1,016.28                 $4.58
CLASS C
Actual                                              $1,000              $  982.00                 $6.11
Hypothetical (5% return before expenses)            $1,000              $1,014.66                 $6.21
CLASS R
Actual                                              $1,000              $  983.60                 $3.88
Hypothetical (5% return before expenses)            $1,000              $1,016.91                 $3.95
ADVISOR CLASS
Actual                                              $1,000              $  984.00                 $3.47
Hypothetical (5% return before expenses)            $1,000              $1,017.32                 $3.53

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.09%; C: 1.48%; R:
     0.94%; and Advisor: 0.84%), multiplied by the average account value over the period, multiplied by 181/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 152/365 to reflect the number of days since inception.


                             14 | Semiannual Report

Templeton Income Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL TOTAL RETURN FUND

                                                       SIX MONTHS ENDED
                                                         FEBRUARY 28,
                                                            2009(a)
                                                          (UNAUDITED)
                                                       ----------------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $ 10.00
                                                           -------
Income from investment operations(b):
   Net investment income(c) ........................          0.27
   Net realized and unrealized gains (losses) ......         (0.42)
                                                           -------
Total from investment operations ...................         (0.15)
                                                           -------
Less distributions from net investment income and
   net foreign currency gains ......................         (0.49)
                                                           -------
Net asset value, end of period .....................       $  9.36
                                                           =======
Total return(d) ....................................         (1.74)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ..          2.19%
Expenses net of waiver and payments by affiliates ..          1.09%
Net investment income ..............................          6.59%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $14,765
Portfolio turnover rate ............................         20.78%

(a) For the period September 30, 2008 (commencement of operations) to February 28, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

                                                       SIX MONTHS ENDED
                                                         FEBRUARY 28,
                                                            2009(a)
                                                          (UNAUDITED)
                                                       ----------------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $10.00
                                                            ------
Income from investment operations(b):
   Net investment income(c) ........................          0.33
   Net realized and unrealized gains (losses) ......         (0.49)
                                                            ------
Total from investment operations ...................         (0.16)
                                                            ------
Less distributions from net investment income and
   net foreign currency gains ......................         (0.48)
                                                            ------
Net asset value, end of period .....................        $ 9.36
                                                            ======
Total return(d) ....................................         (1.80)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ..          2.58%
Expenses net of waiver and payments by affiliates ..          1.48%
Net investment income ..............................          6.20%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................        $  369
Portfolio turnover rate ............................         20.78%

(a) For the period September 30, 2008 (commencement of operations) to February 28, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

                                                       SIX MONTHS ENDED
                                                         FEBRUARY 28,
                                                            2009(a)
                                                          (UNAUDITED)
                                                       ----------------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $10.00
                                                            ------
Income from investment operations(b):
   Net investment income(c) ........................          0.28
   Net realized and unrealized gains (losses) ......         (0.42)
                                                            ------
Total from investment operations ...................         (0.14)
                                                            ------
Less distributions from net investment income and
   net foreign currency gains ......................         (0.49)
                                                            ------
Net asset value, end of period .....................        $ 9.37
                                                            ======
Total return(d) ....................................         (1.64)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ..          2.04%
Expenses net of waiver and payments by affiliates ..          0.94%
Net investment income ..............................          6.74%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................        $    9
Portfolio turnover rate ............................         20.78%

(a) For the period September 30, 2008 (commencement of operations) to February 28, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

  The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

                                                       SIX MONTHS ENDED
                                                         FEBRUARY 28,
                                                            2009(a)
                                                          (UNAUDITED)
                                                       ----------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $10.00
                                                            ------
Income from investment operations(b):
   Net investment income(c) ........................          0.35
   Net realized and unrealized gains (losses) ......         (0.49)
                                                            ------
Total from investment operations ...................         (0.14)
                                                            ------
Less distributions from net investment income and
   net foreign currency gains ......................         (0.49)
                                                            ------
Net asset value, end of period .....................        $ 9.37
                                                            ======
Total return(d) ....................................         (1.60)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ..          1.94%
Expenses net of waiver and payments by affiliates ..          0.84%
Net investment income ..............................          6.84%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................        $  971
Portfolio turnover rate ............................         20.78%

(a) For the period September 30, 2008 (commencement of operations) to February 28, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Total return is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

Templeton Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

TEMPLETON GLOBAL TOTAL RETURN FUND                                                  PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                                 ---------------------   -----------
       BONDS 88.4%
       ARGENTINA 1.7%
(b, c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ..............          997,000          $   269,570
                                                                                                           -----------
       AUSTRALIA 2.2%
       New South Wales Treasury Corp., 19RG, 6.00%, 4/01/19 ....................          542,000    AUD       356,560
                                                                                                           -----------
       BRAZIL 3.4%
       Nota Do Tesouro Nacional,
          10.082%, 1/01/17 .....................................................              800(d) BRL       289,774
(e)       Index Linked, 6.00%, 5/15/45 .........................................              400(d) BRL       265,616
                                                                                                           -----------
                                                                                                               555,390
                                                                                                           -----------
       CANADA 4.9%
       Province of Ontario, 6.25%, 6/16/15 .....................................        1,510,000    NZD       788,003
                                                                                                           -----------
       FIJI 0.5%
       Republic of Fiji, 6.875%, 9/13/11 .......................................          100,000               77,392
                                                                                                           -----------
       FRANCE 0.9%
       Government of France, 6.00%, 10/25/25 ...................................           90,000    EUR       138,129
                                                                                                           -----------
       GERMANY 5.0%
       KfW Bankengruppe, senior note, 18.50%, 2/11/10 ..........................        4,500,000    EGP       808,416
                                                                                                           -----------
       HUNGARY 2.0%
       Government of Hungary,
          3.50%, 7/18/16 .......................................................            5,000    EUR         4,868
          4.375%, 7/04/17 ......................................................           95,000    EUR        96,172
          5.75%, 6/11/18 .......................................................          180,000    EUR       199,763
          senior note, 3.875%, 2/24/20 .........................................           15,000    EUR        13,680
                                                                                                           -----------
                                                                                                               314,483
                                                                                                           -----------
       INDONESIA 13.0%
       Government of Indonesia,
          FR31, 11.00%, 11/15/20 ...............................................        9,000,000    IDR           616
          FR34, 12.80%, 6/15/21 ................................................   14,288,000,000    IDR     1,094,261
          FR35, 12.90%, 6/15/22 ................................................      440,000,000    IDR        33,790
          FR40, 11.00%, 9/15/25 ................................................   11,200,000,000    IDR       733,890
          FR43, 10.25%, 7/15/22 ................................................      110,000,000    IDR         6,997
(f)       senior bond, 144A, 8.50%, 10/12/35 ...................................          200,000              155,000
(f)       senior bond, 144A, 7.75%, 1/17/38 ....................................          100,000               70,571
                                                                                                           -----------
                                                                                                             2,095,125
                                                                                                           -----------
       IRAQ 0.7%
(f)    Government of Iraq, 144A, 5.80%, 1/15/28 ................................          250,000              117,500
                                                                                                           -----------
       ITALY 0.3%
(f)    Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ........           50,000               50,375
                                                                                                           -----------


                             Semiannual Report | 19

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND                                                  PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                                 ---------------------   -----------
       BONDS (CONTINUED)
       KAZAKHSTAN 0.7%
       HSBK (Europe) BV,
(f)       144A, 7.25%, 5/03/17 .................................................          200,000          $    71,000
(g)       Reg S, 7.25%, 5/03/17 ................................................          100,000               38,988
                                                                                                           -----------
                                                                                                               109,988
                                                                                                           -----------
       MEXICO 6.0%
       Government of Mexico,
          10.00%, 11/20/36 .....................................................          118,000(h) MXN       828,636
          senior bond, 5.95%, 3/19/19 ..........................................          150,000(h)           145,162
                                                                                                           -----------
                                                                                                               973,798
                                                                                                           -----------
       NETHERLANDS 0.8%
       Government of the Netherlands, 7.50%, 1/15/23 ...........................           75,000    EUR       126,721
                                                                                                           -----------
       POLAND 2.7%
       Government of Poland, 5.75%, 9/23/22 ....................................        1,650,000    PLN       431,735
                                                                                                           -----------
       RUSSIA 12.9%
       Gaz Capital SA, senior note,
(g)       Reg S, 6.51%, 3/07/22 ................................................          170,000              101,575
(f)       144A, 6.51%, 3/07/22 .................................................          360,000              211,968
(f)    Government of Russia, 144A, 7.50%, 3/31/30 ..............................        1,030,960              909,822
(f)    LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ..................          430,000              297,775
(g)    TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18 ..................          420,000              253,080
(f)    VTB Capital SA, senior note, 144A, 6.25%, 6/30/35 .......................          510,000              303,450
                                                                                                           -----------
                                                                                                             2,077,670
                                                                                                           -----------
       SOUTH AFRICA 1.9%
       Government of South Africa,
          4.50%, 4/05/16 .......................................................          100,000    EUR       104,386
          senior note, 6.50%, 6/02/14 ..........................................           30,000               29,823
          senior note, 5.875%, 5/30/22 .........................................          200,000              174,000
                                                                                                           -----------
                                                                                                               308,209
                                                                                                           -----------
       SOUTH KOREA 9.2%
       Korea Treasury Bond,
          0550-2803, 5.50%, 3/10/28 ............................................      600,000,000    KRW       399,625
          0575-1309, 5.75%, 9/10/13 ............................................      590,000,000    KRW       403,104
          0575-1809, 5.75%, 9/10/18 ............................................      990,000,000    KRW       678,917
                                                                                                           -----------
                                                                                                             1,481,646
                                                                                                           -----------
       UNITED ARAB EMIRATES 0.4%
(f)    DP World Ltd., 144A, 6.85%, 7/02/37 .....................................          130,000               64,350
                                                                                                           -----------


                             20 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND                                                  PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                                 ---------------------   -----------
       BONDS (CONTINUED)
       UNITED KINGDOM 0.6%
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 ............................          100,000          $    87,298
(f)    Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16 .....          125,000                8,125
                                                                                                           -----------
                                                                                                                95,423
                                                                                                           -----------
       UNITED STATES 14.8%
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ...........          100,000               99,373
       ARAMARK Corp., senior note, 8.50%, 2/01/15 ..............................          100,000               91,500
       Bank of America Corp.,
(i)       pfd., sub. bond, M, 8.125%, Perpetual ................................          150,000               54,817
          senior note, 5.65%, 5/01/18 ..........................................          150,000              127,323
       CCH II LLC, senior note, 10.25%, 9/15/10 ................................           50,000               38,151
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ....................          100,000               78,250
       Citigroup Inc.,
          senior note, 6.125%, 11/21/17 ........................................          100,000               85,604
          sub. note, 5.00%, 9/15/14 ............................................          100,000               69,000
       Crown Cork & Seal Co. Inc., 8.00%, 4/15/23 ..............................           50,000               45,125
       EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ........................           50,000               45,375
       Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11 .................          100,000               58,177
       General Electric Capital Corp., senior note, A, 7.625%, 12/10/14 ........          950,000    NZD       478,239
(f)    GMAC LLC, senior note, 144A, 6.875%, 9/15/11 ............................           81,000               52,784
       The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37 ................          100,000               71,868
       HCA Inc., senior secured note, 9.125%, 11/15/14 .........................          100,000               94,000
       JPMorgan Chase & Co.,
          6.00%, 1/15/18 .......................................................          150,000              145,335
(i)       junior sub. note, 1, 7.90%, Perpetual ................................          150,000              103,706
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................           50,000               38,000
       MetLife Inc., senior note, A, 6.817%, 8/15/18 ...........................          100,000               93,793
       MGM MIRAGE, senior note, 6.875%, 4/01/16 ................................          100,000               45,000
       NRG Energy Inc., senior note, 7.375%, 2/01/16 ...........................          100,000               92,500
       SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15 ............          100,000               69,000
       Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
          11/01/15 .............................................................          100,000               51,000
       UBS AG Stamford, senior note, 5.875%, 12/20/17 ..........................          100,000               88,800
       Wells Fargo & Co., senior note, 5.625%, 12/11/17 ........................          100,000               95,143
(i)    Wells Fargo Capital XV, pfd., 9.75%, Perpetual ..........................          100,000               70,000
                                                                                                           -----------
                                                                                                             2,381,863
                                                                                                           -----------
       VENEZUELA 3.3%
       Government of Venezuela,
          10.75%, 9/19/13 ......................................................          180,000              125,100
(g)       senior bond, Reg S, 5.375%, 8/07/10 ..................................          485,000              413,462
                                                                                                           -----------
                                                                                                               538,562
                                                                                                           -----------
       VIETNAM 0.5%
(g)    Government of Vietnam, Reg S, 6.875%, 1/15/16 ...........................          100,000               87,333
                                                                                                           -----------
       TOTAL BONDS (COST $15,611,199) ..........................................                            14,248,241
                                                                                                           -----------


                             Semiannual Report | 21

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND                                                  PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                                 ---------------------   -----------
       MUNICIPAL BONDS 4.3%
       UNITED STATES 4.3%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
          Refunding, Series F1, 5.00%, 4/01/39 .................................           25,000          $    23,913
       Chicago Board of Education GO, Refunding, Series C, Assured Guaranty,
          5.25%, 12/01/26 ......................................................           25,000               25,728
       Chicago GO, Project and Refunding, Series A, FSA Insured, 5.00%,
          1/01/25 ..............................................................           20,000               20,369
       District of Columbia University Revenue, Georgetown University,
          Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 ....................           15,000               15,211
       Energy Northwest Electric Revenue, Columbia Generating Station,
          Refunding, Series A, 5.00%, 7/01/24 ..................................           15,000               15,359
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State
          Project, Series A, BHAC Insured, 5.25%, 9/01/42 ......................           25,000               25,102
       Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured,
          5.00%, 6/01/26 .......................................................           15,000               15,023
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26 .....................           25,000               25,730
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26 ..............................................................           10,000                9,840
          7/01/27 ..............................................................           10,000                9,800
       Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center,
          Assured Guaranty,
             5.50%, 9/01/23 ....................................................           15,000               16,270
             6.00%, 9/01/28 ....................................................           20,000               21,448
       Metropolitan Water District of Southern California Waterworks Revenue,
          Series A, 5.00%, 7/01/37 .............................................           10,000                9,954
       Minneapolis Health Care System Revenue, Fairview Health Services,
          Series B, Assured Guaranty, 6.50%, 11/15/38 ..........................           50,000               53,520
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20 ..........................           20,000               21,559
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ...............           15,000               16,591
       New Jersey State Transportation Trust Fund Authority Revenue,
          Transportation System, Series A, Assured Guaranty, 5.50%, 12/15/38 ...           85,000               86,407
       Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured,
          5.125%, 8/01/37 ......................................................           85,000               83,068
       Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 ............           20,000               21,175
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32 ..           55,000               54,704
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27 ..............................................................           10,000                3,484
          8/01/30 ..............................................................           10,000                2,792
          8/01/32 ..............................................................           10,000                2,406
          8/01/33 ..............................................................            5,000                1,124
       Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Series A, AMBAC Insured, 5.00%, 11/01/27 .............................           25,000               25,428
       San Bernardino Community College District GO, Election of 2002, Series A,
          6.375%, 8/01/26 ......................................................            5,000                5,578
          6.50%, 8/01/27 .......................................................            5,000                5,589
          6.50%, 8/01/28 .......................................................            5,000                5,553
          6.25%, 8/01/33 .......................................................            5,000                5,340


                             22 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND                                                  PRINCIPAL AMOUNT(a)       VALUE
----------------------------------                                                 ---------------------   -----------
       MUNICIPAL BONDS (CONTINUED)
       UNITED STATES (CONTINUED)
       San Mateo County Community College District GO, Election of 2001,
          Series C, MBIA Insured, zero cpn.,
             9/01/30............................................................           40,000          $    10,920
             3/01/31............................................................           10,000                2,609
       Tarrant County Cultural Education Facilities Finance Corp. Revenue,
          Christus Health, Refunding, Series A, Assured Guaranty, 6.25%,
          7/01/28...............................................................           40,000               40,849
                                                                                                           -----------
       TOTAL MUNICIPAL BONDS (COST $655,354)....................................                               682,443
                                                                                                           -----------

                                                                                           SHARES
                                                                                   ---------------------
       PREFERRED STOCKS (COST $2,130) 0.0%(j)
       UNITED STATES 0.0%(j)
(f, i) Preferred Blocker Inc., 9.00%, pfd., 144A................................                6                1,025
                                                                                                           -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $16,268,683)....................................................                            14,931,709
                                                                                                           -----------
       SHORT TERM INVESTMENTS (COST $158) 0.0%(j)
       MONEY MARKET FUNDS 0.0%(j)
       UNITED STATES 0.0%(j)
(k)    Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.25%.....              158                  158
                                                                                                           -----------
       TOTAL INVESTMENTS (COST $16,268,841) 92.7%...............................                            14,931,867
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 4.5%...........                               738,401
       OTHER ASSETS, LESS LIABILITIES 2.8%......................................                               444,729
                                                                                                           -----------
       NET ASSETS 100.0%........................................................                           $16,114,997
                                                                                                           ===========

See Abbreviations on page 39.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)  The coupon rate shown represents the rate at period end.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Redemption price at maturity is adjusted for inflation. See Note 1(f).

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $2,313,745, representing 14.36% of net assets.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $894,438, representing 5.55% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i)  Perpetual security with no stated maturity date.

(j)  Rounds to less than 0.1% of net assets.

(k) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Templeton Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (unaudited)

                                                                               TEMPLETON
                                                                          GLOBAL TOTAL RETURN
                                                                                 FUND
                                                                          -------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .....................................       $ 16,268,683
      Cost - Sweep Money Fund (Note 7) ................................                158
                                                                              ------------
      Total cost of investments .......................................       $ 16,268,841
                                                                              ============
      Value - Unaffiliated issuers ....................................       $ 14,931,709
      Value - Sweep Money Fund (Note 7) ...............................                158
                                                                              ------------
      Total value of investments ......................................         14,931,867
   Foreign currency, at value (cost and $212,761) .....................            212,763
   Receivables:
      Investment securities sold ......................................             47,662
      Capital shares sold .............................................             30,040
      Interest ........................................................            404,345
   Offering costs .....................................................             58,326
   Unrealized appreciation on forward exchange contracts (Note 8) .....          1,082,346
   Unrealized appreciation on swap contracts (Note 9) .................             86,509
                                                                              ------------
         Total assets .................................................         16,853,858
                                                                              ------------
   Liabilities:
      Payables:
         Investment securities purchased ..............................             67,088
         Capital shares redeemed ......................................             21,110
         Affiliates ...................................................              3,387
      Funds advanced by custodian .....................................            108,269
      Unrealized depreciation on forward exchange contracts (Note 8) ..            343,945
      Unrealized depreciation on swap contracts (Note 9) ..............             88,321
      Accrued expenses and other liabilities ..........................            106,741
                                                                              ------------
         Total liabilities ............................................            738,861
                                                                              ------------
            Net assets, at value ......................................       $ 16,114,997
                                                                              ------------
   Net assets consist of:
      Paid-in capital .................................................       $ 17,219,344
      Distributions in excess of net investment income ................           (340,358)
      Net unrealized appreciation (depreciation) ......................           (618,965)
      Accumulated net realized gain (loss) ............................           (145,024)
                                                                              ------------
            Net assets, at value ......................................       $ 16,114,997
                                                                              ============

      The accompanying notes are an integral part of these financial statements.


                             24 | Semiannual Report

Templeton Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2009 (unaudited)

                                                                               TEMPLETON
                                                                          GLOBAL TOTAL RETURN
                                                                                 FUND
                                                                          -------------------
CLASS A:
   Net assets, at value ...............................................       $14,765,171
                                                                              -----------
   Shares outstanding .................................................         1,576,914
                                                                              -----------
   Net asset value per share(a) .......................................       $      9.36
                                                                              -----------
   Maximum offering price per share (net asset value
      per share / 95.75%) .............................................       $      9.78
                                                                              -----------
CLASS C:
   Net assets, at value ...............................................       $   369,148
                                                                              -----------
   Shares outstanding .................................................            39,430
                                                                              -----------
   Net asset value and maximum offering price per share(a).............       $      9.36
                                                                              -----------
CLASS R:
   Net assets, at value ...............................................       $     9,370
                                                                              -----------
   Shares outstanding .................................................             1,000
                                                                              -----------
   Net asset value and maximum offering price per share ...............       $      9.37
                                                                              -----------
ADVISOR CLASS:
   Net assets, at value ...............................................       $   971,308
                                                                              -----------
   Shares outstanding .................................................           103,611
                                                                              -----------
   Net asset value and maximum offering price per share ...............       $      9.37
                                                                              -----------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 25

Templeton Income Trust

STATEMENT OF OPERATIONS

for the period September 30, 2008 (commencement of operations) to February 28, 2009 (unaudited)

                                                                               TEMPLETON
                                                                          GLOBAL TOTAL RETURN
                                                                                 FUND
                                                                          -------------------
Investment income:
   Dividends:
      Unaffiliated issuers ............................................       $        60
      Sweep Money Fund (Note 7) .......................................            14,763
   Interest (net of foreign taxes of $3,043) ..........................           493,317
                                                                              -----------
         Total investment income ......................................           508,140
                                                                              -----------
Expenses:
   Management fees (Note 3a) ..........................................            28,261
   Administrative fees (Note 3b) ......................................            13,147
   Distribution fees: (Note 3c)
      Class A .........................................................            15,771
      Class C .........................................................               291
      Class R .........................................................                 4
   Transfer agent fees (Note 3e) ......................................             1,936
   Custodian fees (Note 4) ............................................             3,200
   Reports to shareholders ............................................            16,733
   Registration and filing fees .......................................               984
   Professional fees ..................................................            19,922
   Trustees' fees and expenses ........................................             2,107
   Amortization of offering costs .....................................            41,157
   Other ..............................................................               648
                                                                              -----------
         Total expenses ...............................................           144,161
         Expenses waived/paid by affiliates (Note 3f) .................           (72,855)
                                                                              -----------
            Net expenses ..............................................            71,306
                                                                              -----------
               Net investment income ..................................           436,834
                                                                              -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .....................................................          (244,632)
      Foreign currency transactions ...................................            99,970
      Swap contracts ..................................................              (362)
                                                                              -----------
               Net realized gain (loss) ...............................          (145,024)
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................        (1,338,786)
      Translation of other assets and liabilities denominated in
         foreign currencies ...........................................           719,821
                                                                              -----------
               Net change in unrealized appreciation (depreciation)              (618,965)
                                                                              -----------
Net realized and unrealized gain (loss) ...............................          (763,989)
                                                                              -----------
Net increase (decrease) in net assets resulting from operations .......       $  (327,155)
                                                                              ===========

The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

Templeton Income Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                          TEMPLETON GLOBAL TOTAL
                                                                               RETURN FUND
                                                                               PERIOD ENDED
                                                                           FEBRUARY 28, 2008(a)
                                                                               (UNAUDITED)
                                                                          ----------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...........................................        $   436,834
      Net realized gain (loss) from investments and foreign
         currency transactions ........................................           (145,024)
      Net change in unrealized appreciation (depreciation) on
         investments and translation of other assets and liabilities
         denominated in foreign currencies ............................           (618,965)
                                                                               -----------
            Net increase (decrease) in net assets resulting
               from operations ........................................           (327,155)
                                                                               -----------
   Distributions to shareholders from:
      Net investment income and net foreign currency gains:
         Class A ......................................................           (757,438)
         Class C ......................................................             (4,396)
         Class R ......................................................               (488)
         Advisor Class ................................................            (14,870)
                                                                               -----------
   Total distributions to shareholders ................................           (777,192)
                                                                               -----------
      Capital share transactions: (Note 2)
         Class A ......................................................         15,774,112
         Class C ......................................................            395,284
         Class R ......................................................             10,000
         Advisor Class ................................................          1,039,948
                                                                               -----------
   Total capital share transactions ...................................         17,219,344
                                                                               -----------
            Net increase (decrease) in net assets .....................         16,114,997
Net assets:
   Beginning of period ................................................                 --
                                                                               -----------
   End of period ......................................................        $16,114,997
                                                                               ===========
Distributions in excess of net investment income included in net assets:
   End of period ......................................................        $  (340,358)
                                                                               ===========

(a) For the period September 30, 2008 (commencement of operations) to February 28, 2009.

      The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL TOTAL RETURN FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 30, 2008, the Fund commenced operations offering four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                             28 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized appreciation or depreciation on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                             Semiannual Report | 29

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INTEREST RATE SWAPS

The Fund may enter into interest rate swap contracts to hedge the risk of changes in interest rates. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The interest receivable or payable is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made are recorded as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. When the swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in the market conditions and the possible inability of the counterparty to fulfill its obligations under the agreement.

E. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions as of February 28, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             30 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

G. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 31

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                          SIX MONTHS ENDED
                                        FEBRUARY 28, 2009(a)
                                      -----------------------
                                        SHARES       AMOUNT
                                      ---------   -----------
CLASS A SHARES:
   Shares sold ....................   1,583,893   $15,840,754
   Shares issued in reinvestment of
      distributions ...............         426         4,208
   Shares redeemed ................      (7,405)      (70,850)
                                      ---------   -----------
   Net increase (decrease) ........   1,576,914   $15,774,112
                                      =========   ===========
CLASS C SHARES:
   Shares sold ....................      39,033   $   391,370
   Shares issued in reinvestment of
      distributions ...............         397         3,914
                                      ---------   -----------
   Net increase (decrease) ........      39,430   $   395,284
                                      =========   ===========
CLASS R SHARES:
   Shares sold ....................       1,000   $    10,000
                                      ---------   -----------
   Net increase (decrease) ........       1,000   $    10,000
                                      =========   ===========
ADVISOR CLASS SHARES:
   Shares sold ....................     103,439   $ 1,038,242
   Shares issued in reinvestment of
      distributions ...............         172         1,706
                                      ---------   -----------
   Net increase (decrease) ........     103,611   $ 1,039,948
                                      =========   ===========

(a) For the period September 30, 2008 (commencement of operations) to February 28, 2009.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             32 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       0.500%         Up to and including $200 million
       0.450%         Over $200 million, up to and including $1.3 billion
       0.400%         In excess of $1.3 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Trust's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. This change was effective February 1, 2009. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. Prior to February 1, 2009, under the Fund's Class A compensation distribution plan, the Fund paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..   0.25%
Class C ..   0.65%
Class R ..   0.50%


                             Semiannual Report | 33

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   brokers/dealers ...........................................   $1,555
Contingent deferred sales charges retained ...................   $  212

E. TRANSFER AGENT FEES

For the period ended February 28, 2009, the Fund paid transfer agent fees of $1,936, of which $360 was retained by Investor Services.

F. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and Advisers have agreed in advance to waive all or a portion of their respective fees and assume payment of other expenses, through December 31, 2008. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After December 31, 2009, FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At February 28, 2009, Advisers owned 94.93% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2009, there were no credits earned.

5. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $16,261,621
                                                -----------
Unrealized appreciation .....................   $   317,525
Unrealized depreciation .....................    (1,647,279)
                                                -----------
Net unrealized appreciation (depreciation) ..   $(1,329,754)
                                                ===========


                             34 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, interest rate swaps, non-deductible offering costs, bond discounts and premiums and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2009, aggregated $18,692,498 and $2,256,719, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At February 28, 2009, the Fund had the following forward exchange contracts outstanding:

                                                          CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                                          AMOUNT(a)         DATE      APPRECIATION   DEPRECIATION
                                                      ----------------   ----------   ------------   ------------
CONTRACTS TO BUY
         369,000   Russian Ruble ..................   $      8,640 EUR     3/20/09    $         --   $       (780)
     381,000,000   Indonesian Rupiah ..............         27,629         5/18/09           3,189             --
     100,000,000   Indonesian Rupiah ..............          6,908         5/22/09           1,169             --
         100,000   Euro ...........................        194,380 SGD    10/02/09           1,119             --
         705,000   Euro ...........................      1,389,555 SGD    10/02/09              --         (4,500)
      76,920,000   Japanese Yen ...................        750,000        10/02/09          43,013             --
       3,824,153   Malaysian Ringgit ..............        805,000 EUR    10/02/09          13,248             --
       7,000,007   Russian Ruble ..................        350,000 AUD    10/06/09              --        (49,897)
   1,043,979,101   Vietnamese New Dng .............         84,776 AUD    10/07/09           4,231             --
         344,671   Chinese Yuan Renminbi ..........         74,470 AUD    10/13/09           2,686             --
     175,000,000   South Korean Won ...............        123,239        10/14/09              --         (7,949)
       4,800,000   Chinese Yuan Renminbi ..........        513,350 EUR    10/16/09          42,193             --
         183,786   Chinese Yuan Renminbi ..........         39,026 AUD    10/19/09           1,861             --
       1,105,000   Russian Ruble ..................         33,034        10/27/09              --         (6,289)


                             Semiannual Report | 35

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                          CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                                          AMOUNT(a)         DATE      APPRECIATION   DEPRECIATION
                                                      ----------------   ----------   ------------   ------------
CONTRACTS TO BUY (CONTINUED)
      98,000,000   Indonesian Rupiah ..............   $      6,941        11/17/09    $        528   $         --
     476,000,000   Indonesian Rupiah ..............         34,555        11/18/09           1,707             --
         386,000   Russian Ruble ..................          8,636 EUR    11/20/09              --         (1,725)
     530,000,000   Indonesian Rupiah ..............         34,564        11/23/09           5,740             --
          54,000   Chinese Yuan Renminbi ..........          7,387        12/04/09             383             --
          68,000   Chinese Yuan Renminbi ..........          7,383 EUR    12/04/09             425             --
         603,283   Chinese Yuan Renminbi ..........         85,330        12/17/09           1,400             --
         305,481   Malaysian Ringgit ..............         85,330        12/17/09              --         (2,647)
       1,814,430   Chinese Yuan Renminbi ..........        255,990        12/18/09           4,842             --
         493,202   Chinese Yuan Renminbi ..........         70,357        12/21/09             528             --
         553,072   Malaysian Ringgit ..............        155,164        12/21/09              --         (5,460)
         580,090   Chinese Yuan Renminbi ..........         83,346        12/22/09              21             --
       7,353,421   Chinese Yuan Renminbi ..........      1,839,036 NZD    12/22/09         148,587             --
         298,612   Malaysian Ringgit ..............         85,362        12/22/09              --         (4,534)
         237,354   Malaysian Ringgit ..............         68,264        12/23/09              --         (4,017)
         268,544   Malaysian Ringgit ..............         76,797        12/28/09              --         (4,103)
     150,000,000   Japanese Yen ...................      1,299,264 EUR     1/28/10              --        (94,524)
       9,800,000   Swedish Krona ..................        926,714 EUR     1/28/10              --        (79,962)
       2,795,400   Mexican Peso ...................        186,319         2/03/10              --        (13,786)
       4,230,000   Mexican Peso ...................        279,495         2/04/10              --        (18,456)
     231,000,000   South Korean Won ...............        169,853         2/12/10              --        (15,854)
CONTRACTS TO SELL
         800,000   Euro ...........................    114,056,000 JPY    10/02/09         162,123             --
         805,000   Euro ...........................      1,576,995 SGD    10/02/09              --         (1,103)
      18,100,000   Japanese Yen ...................        203,760        10/02/09          17,157             --
         890,778   Euro ...........................      1,223,217        10/06/09          94,405             --
       3,435,219   Mexican Peso ...................     14,137,644 INR    10/06/09          58,038             --
       3,435,219   Mexican Peso ...................      7,866,652 RUB    10/06/09              --        (23,484)
         496,964   New Zealand Dollar .............     15,097,766 INR    10/06/09          46,569
   1,826,942,000   South Korean Won ...............      1,521,818        10/14/09         318,232
          82,000   Euro ...........................      9,925,690 JPY    11/18/09              --         (1,458)
          93,000   U S Dollar .....................      8,844,300 JPY    11/18/09              --         (1,681)
          37,905   Euro ...........................         47,981        11/19/09              --            (69)
          94,682   Euro ...........................        119,195        11/20/09              --           (826)
          34,971   Euro ...........................         43,576        11/24/09              --           (756)
           4,357   Euro ...........................          5,453        11/25/09              --            (70)
          13,152   Euro ...........................         17,163        11/30/09             490             --
           4,392   Euro ...........................          5,553        12/08/09              --            (15)
       1,118,000   Singapore Dollar ...............        744,713         1/29/10          21,923             --
         310,724   New Zealand Dollar .............        157,084         2/02/10           3,841             --
         262,000   Singapore Dollar ...............        174,345         2/02/10           4,959             --
         234,000   Singapore Dollar ...............        155,380         2/03/10           4,095             --
         235,000   Singapore Dollar ...............        155,181         2/04/10           3,250             --


                             36 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                          CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                                          AMOUNT(a)         DATE      APPRECIATION   DEPRECIATION
                                                      ----------------   ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
         188,000   Singapore Dollar ...............   $    124,516         2/05/10    $      2,970   $         --
         148,000   Singapore Dollar ...............         98,306         2/08/10           2,620             --
         187,000   Singapore Dollar ...............        124,186         2/09/10           3,286             --
          74,200   Singapore Dollar ...............         49,744         2/11/10           1,771             --
Unrealized appreciation (depreciation) on offsetting forward exchange contracts ...         59,747             --
                                                                                      ------------   ------------
Unrealized appreciation (depreciation) on forward exchange contracts ..............      1,082,346       (343,945)
                                                                                      ------------   ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD EXCHANGE CONTRACTS .......   $    738,401
                                                                                      ============

See Abbreviations on page 39.

(a)  In U.S. Dollar unless otherwise indicated.

9. INTEREST RATE SWAPS

At December 31, 2008, the Templeton Income Fund had the following interest rate swap contracts outstanding:

                                                         NOTIONAL
COUNTER-    RECEIVE --             PAY --               PRINCIPAL      EXPIRATION    UNREALIZED     UNREALIZED
PARTY       FIXED RATE         FLOATING RATE             AMOUNT(a)        DATE      APPRECIATION   DEPRECIATION
--------    ----------   -------------------------   ---------------   ----------   ------------   ------------
Citigroup      9.05%     MXN Interbank Equilibrium
                               Interest Rate           3,250,000 MXN     2/02/29       $    --       $   (763)
Citigroup      8.07%     MXN Interbank Equilibrium
                               Interest Rate           5,650,000 MXN     1/22/19            --        (16,706)
Citigroup      7.70%     MXN Interbank Equilibrium
                               Interest Rate           1,400,000 MXN     1/11/19            --         (6,464)
Citigroup      7.67%     MXN Interbank Equilibrium
                               Interest Rate           1,800,000 MXN     1/12/19            --         (8,539)
Citigroup      7.87%     MXN Interbank Equilibrium
                               Interest Rate           1,600,000 MXN     1/16/19            --         (6,154)
Citigroup      8.00%     MXN Interbank Equilibrium
                               Interest Rate           1,130,000 MXN     1/18/19            --         (3,694)
Citigroup      7.84%     MXN Interbank Equilibrium
                               Interest Rate           1,200,000 MXN     1/15/19            --         (4,793)
JPMorgan       5.70%      Tasa Nominal Annual Rate   253,000,000 CLP    12/19/18        51,379             --
JPMorgan       8.32%     MXN Interbank Equilibrium
                               Interest Rate           2,690,000 MXN     1/09/29            --        (12,705)
JPMorgan       8.06%     MXN Interbank Equilibrium
                               Interest Rate           1,800,000 MXN     1/22/19            --         (5,403)
JPMorgan       8.17%     MXN Interbank Equilibrium
                               Interest Rate           4,100,000 MXN    11/23/28            --        (23,100)
JPMorgan       5.70%      Tasa Nominal Annual Rate   253,000,000 CLP    12/19/13        35,130             --
                                                                                       -------       --------
   Unrealized appreciation (depreciation) on interest rate swaps................        86,509        (88,321)
                                                                                       =======       ========
      NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAPS.........                     $ (1,812)
                                                                                                     ========

See Abbreviations on page 39.

(a)  In U.S. Dollar unless otherwise indicated.


                             Semiannual Report | 37

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

10. CREDIT RISK

The Fund has 30.41% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

11. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

12. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement", establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                        LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                        -------   -----------   -------   -----------
ASSETS:
   Investments in Securities ........   $69,158   $14,862,709     $--     $14,931,867
   Other Financial Instruments(a) ...        --     1,168,855      --       1,168,855
LIABILITIES:
   Other Financial Instruments(a) ...        --       432,266      --         432,266

(a) Other financial instruments include net unrealized appreciation (depreciation) on forward exchange contracts and swaps.


                             38 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL TOTAL RETURN FUND

13. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

SELECTED PORTFOLIO

FRN - Floating Rate Note


                             Semiannual Report | 39

Templeton Income Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL TOTAL RETURN FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             40 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation
Fund Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)   One Franklin Parkway
                                            San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY

Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL TOTAL
RETURN FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

407 S2009 04/09


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.               N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                N/A

ITEM 6. SCHEDULE OF INVESTMENTS.                              N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/LAURA F. FERGERSON
  --------------------------------------
  Laura F. Fergerson
  Chief Executive Officer - Finance and
  Administration
Date:  April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------------------
  Laura F. Fergerson
  Chief Executive Officer - Finance and
  Administration
Date:  April 27, 2009

By /s/MARK H. OTANI
  -------------------------------------
  Mark H. Otani
  Chief Financial Officer and
  Chief Accounting Officer
Date:  April 27, 2009